UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1	–	Report to Stockholders

BlackRock Liquidity Funds

SEMI-ANNUAL REPORT | APRIL 30, 2010 (UNAUDITED)

Federal Trust Fund

FedFund

TempCash

TempFund

T-Fund

Treasury Trust Fund

MuniCash

MuniFund

California Money Fund

New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information as of April 30, 2010

Federal Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	75%
U.S. Treasury Obligations	25

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.06%
Dollar	0.00%	0.03%
Administration	0.00%	0.03%

FedFund

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	48%
Repurchase Agreements	48
U.S. Treasury Obligations	6
Liabilities in Excess of Other Assets	(2)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.05%	0.05%
Dollar	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

TempCash

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	25%
U.S. Government Sponsored Agency Obligations	21
Commercial Paper	11
Municipal Bonds	11
U.S. Treasury Obligations	10
Repurchase Agreements	10
Master Notes	5
Corporate Notes	4
Time Deposits	3

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.15%	0.15%
Dollar	0.00%	0.00%
Administration	0.05%	0.05%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Fund Information (continued) as April 30, 2010

TempFund

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	40%
U.S. Government Sponsored Agency Obligations	19
Repurchase Agreements	12
U.S. Treasury Obligations	10
Commercial Paper	9
Master Notes	4
Municipal Bonds	3
Corporate Notes	3
Time Deposits	1
Liabilities in Excess of Other Assets	(1)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.14%	0.14%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.04%	0.04%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

T-Fund

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	64%
U.S. Treasury Obligations	36

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Treasury Trust Fund

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.01%
Dollar	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%

MuniCash

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Municipal Bonds	14
Municipal Put Bonds	4
Commercial Paper	2
Liabilities in Excess of Other Assets	(1)

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.19%	0.19%
Dollar	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	5

Fund Information (concluded) as of April 30, 2010

MuniFund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	16
Municipal Put Bonds	3
Commercial Paper	6

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.16%	0.16%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.06%	0.06%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

California Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Municipal Bonds	24
Municipal Put Bonds	1
Commercial Paper	7

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.22%	0.22%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.12%	0.12%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

New York Money Fund

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Municipal Bonds	27
Municipal Put Bonds	1
Commercial Paper	1

Total	100%

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.21%	0.21%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.11%	0.11%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000	$1,000.00	$0.79	$1,000	$1,024.00	$0.80	0.16%
Dollar	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Administration	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%

FedFund
Institutional	$1,000	$1,000.10	$0.99	$1,000	$1,023.80	$1.00	0.20%
Dollar	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Cash Management	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Cash Reserve	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Administration	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Select	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Private Client	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%
Premier	$1,000	$1,000.00	$1.24	$1,000	$1,023.55	$1.25	0.25%

TempCash
Institutional	$1,000	$1,000.50	$0.89	$1,000	$1,023.90	$0.90	0.18%
Dollar	$1,000	$1,000.00	$1.69	$1,000	$1,023.11	$1.71	0.34%
Administration	$1,000	$1,000.10	$1.39	$1,000	$1,023.41	$1.40	0.28%

TempFund
Institutional	$1,000	$1,000.40	$0.89	$1,000	$1,023.90	$0.90	0.18%
Dollar	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%
Cash Management	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%
Cash Reserve	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%
Administration	$1,000	$1,000.00	$1.39	$1,000	$1,023.41	$1.40	0.28%
Select	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%
Private Client	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%
Premier	$1,000	$1,000.00	$1.49	$1,000	$1,023.31	$1.51	0.30%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	7

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000	$1,000.00	$0.79	$1,000	$1,024.00	$0.80	0.16%
Dollar	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Cash Management	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Administration	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Select	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Private Client	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%
Premier	$1,000	$1,000.00	$0.84	$1,000	$1,023.95	$0.85	0.17%

Treasury Trust Fund
Institutional	$1,000	$1,000.00	$0.50	$1,000	$1,024.30	$0.50	0.10%
Dollar	$1,000	$1,000.00	$0.50	$1,000	$1,024.30	$0.50	0.10%
Cash Management	$1,000	$1,000.00	$0.50	$1,000	$1,024.30	$0.50	0.10%
Administration	$1,000	$1,000.00	$0.50	$1,000	$1,024.30	$0.50	0.10%

MuniCash
Institutional	$1,000	$1,000.50	$0.99	$1,000	$1,023.80	$1.00	0.20%
Dollar	$1,000	$1,000.00	$1.83	$1,000	$1,022.96	$1.86	0.37%

MuniFund
Institutional	$1,000	$1,000.40	$0.99	$1,000	$1,023.80	$1.00	0.20%
Dollar	$1,000	$1,000.00	$1.64	$1,000	$1,023.16	$1.66	0.33%
Cash Management	$1,000	$1,000.00	$1.64	$1,000	$1,023.16	$1.66	0.33%
Administration	$1,000	$1,000.10	$1.44	$1,000	$1,023.36	$1.45	0.29%
Select	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%
Private Client	$1,000	$1,000.00	$1.64	$1,000	$1,023.16	$1.66	0.33%
Premier	$1,000	$1,000.00	$1.64	$1,000	$1,023.16	$1.66	0.33%

California Money Fund
Institutional	$1,000	$1,000.50	$0.99	$1,000	$1,023.80	$1.00	0.20%
Dollar	$1,000	$1,000.00	$1.74	$1,000	$1,023.06	$1.76	0.35%
Cash Management	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.35%
Administration	$1,000	$1,000.20	$1.49	$1,000	$1,023.31	$1.51	0.30%
Select	$1,000	$1,000.00	$1.74	$1,000	$1,023.06	$1.76	0.35%
Private Client	$1,000	$1,000.00	$1.74	$1,000	$1,023.06	$1.76	0.35%
Premier	$1,000	$1,000.00	$1.74	$1,000	$1,023.06	$1.76	0.35%

New York Money Fund
Institutional	$1,000	$1,000.40	$0.99	$1,000	$1,023.80	$1.00	0.20%
Dollar	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%
Cash Management	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%
Administration	$1,000	$1,000.10	$1.44	$1,000	$1,023.36	$1.45	0.29%
Select	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%
Private Client	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%
Premier	$1,000	$1,000.00	$1.59	$1,000	$1,023.21	$1.61	0.32%

1	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

2	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes:(a)
0.20%, 7/15/10	$10,000	$9,995,833
0.50%, 8/09/10	6,400	6,391,111
Federal Farm Credit Bank Variable Rate Notes:(b)
0.25%, 7/06/10	45,000	45,000,000
0.60%, 4/27/11	5,000	5,000,000
0.23%, 12/16/11	10,000	9,998,373
Federal Home Loan Bank Bonds:
0.55%, 8/05/10	5,000	4,999,504
0.30%, 11/26/10	5,000	4,998,680
Federal Home Loan Bank Discount Notes:(a)
0.14%, 5/07/10	10,000	9,999,767
0.17%, 5/12/10	2,041	2,040,894
0.18%, 5/14/10	2,275	2,274,852
0.17%, 5/21/10	2,107	2,106,801
0.21%, 5/26/10	2,035	2,034,703
0.20%, 6/16/10	9,539	9,536,562
0.18%, 7/02/10	3,500	3,498,915
0.19%, 7/02/10	4,500	4,498,528
0.19%, 7/14/10	10,000	9,996,094
0.20%, 7/16/10	5,000	4,997,889
Federal Home Loan Bank Variable Rate Notes:(b)
0.15%, 7/09/10	30,000	29,998,862
0.19%, 11/26/10	8,330	8,330,000

Total U.S. Government Sponsored Agency Obligations — 75.4%		175,697,368

U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.12%, 5/06/10	8,393	8,392,860
0.13%, 5/06/10	7,212	7,211,870
0.15%, 5/13/10	20,667	20,665,970
0.16%, 5/27/10	4,088	4,087,537
0.20%, 7/01/10	17,124	17,118,197

Total U.S. Treasury Obligations — 24.6%		57,476,434

Total Investments (Cost $233,173,802*) — 100.0%		233,173,802
Liabilities in Excess of Other Assets — (0.0)%		(10,073)

Net Assets — 100.0%		$233,163,729

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$233,173,802	—	$233,173,802

1	See above Schedule of Investments for values in each security type.

Fund Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	MB	Municipal Bonds
	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue Bonds
	BHAC-CR	Berkshire Hathaway Assurance	PSF	Permanent School Fund
		Corp.-Custodial Receipts	PUTTERS	Puttable Tax-Exempt Receipts
	CalPERS	California Public Employees’ Retirement System	Q-SBLF	Qualified School Board Loan Fund
			RAN	Revenue Anticipation Notes
	CalSTRS	California State Teachers’ Retirement System	RB	Revenue Bonds
	COP	Certificates of Participation	ROC	Reset Option Certificates
	FDIC	Federal Deposit Insurance Corp.	SBPA	Stand-by Bond Purchase Agreement
	GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	GTD	Guaranteed	TAN	Tax Anticipation Notes
	IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
	IDRB	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
	ISD	Independent School District	VRDN	Variable Rate Demand Notes
	LOC	Letter of Credit	VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	9

Schedule of Investments April 30, 2010 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Mortgage-Backed Securities:(a)
0.14%, 5/03/10	$206,341	$206,339,395
0.24%, 8/02/10	212,924	212,794,826
Fannie Mae Discount Notes:(a)
0.15%, 5/10/10	25,000	24,999,062
0.16%, 5/10/10	70,000	69,997,200
0.17%, 5/24/10	50,000	49,994,569
0.19%, 6/01/10	100,000	99,983,639
0.24%, 8/23/10	100,000	99,924,000
0.25%, 10/06/10	60,000	59,934,167
0.30%, 11/15/10	190,000	189,686,500
Federal Farm Credit Bank Discount Notes,
0.50%, 8/09/10(a)	3,600	3,595,000
Federal Farm Credit Bank Variable Rate Notes:(b)
0.25%, 7/06/10	35,000	35,000,000
0.60%, 4/27/11	95,500	95,500,000
0.39%, 5/05/11	145,000	144,985,835
Federal Home Loan Bank Bonds,
0.30%, 11/26/10	52,000	51,986,275
Federal Home Loan Bank Discount Notes:(a)
0.17%, 5/12/10	1,988	1,987,897
0.17%, 5/21/10	20,056	20,054,106
0.18%, 6/23/10	2,243	2,242,405
Federal Home Loan Bank Variable Rate Notes:(b)
0.15%, 7/09/10	350,000	349,986,717
0.25%, 10/08/10	400,000	399,947,212
0.70%, 11/08/10	230,000	229,987,877
0.19%, 11/26/10	90,000	90,000,000
0.16%, 7/20/11	70,000	69,973,945
0.17%, 7/28/11	155,000	154,931,495
Freddie Mac Discount Notes:(a)
0.17%, 6/16/10	96,500	96,479,038
0.21%, 7/06/10	265,525	265,424,285
0.19%, 7/07/10	120,000	119,957,567
0.20%, 7/23/10	330,000	329,847,833
0.21%, 8/02/10	90,715	90,665,787
0.24%, 8/11/10	70,000	69,952,400
0.25%, 9/08/10	25,000	24,977,431
0.30%, 9/27/10	158,000	157,803,817
0.29%, 10/26/10	37,500	37,446,229
0.29%, 10/27/10	100,000	99,855,806
0.39%, 1/10/11	14,000	13,961,970
Freddie Mac Variable Rate Notes:(b)
0.20%, 7/14/10	290,000	289,979,473
0.23%, 8/24/10	72,485	72,485,983
0.23%, 9/03/10	66,730	66,725,421
0.25%, 9/24/10	110,000	110,001,217
0.27%, 12/30/10	218,000	218,085,718
0.32%, 2/14/11	530,000	529,955,005
0.35%, 4/01/11	276,100	276,346,658
0.22%, 2/16/12	218,000	217,826,493

Total U.S. Government Sponsored Agency Obligations — 48.3%		5,751,610,253

U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.12%, 5/06/10	1,607	1,606,973
0.15%, 5/13/10	1,333	1,332,934
0.14%, 6/03/10	5,000	4,999,372
0.54%, 6/10/10	268,645	268,483,813
0.45%, 6/17/10	150,000	149,912,854
0.16%, 7/01/10	7,191	7,189,050
0.39%, 7/15/10	300,000	299,759,375
0.46%, 8/26/10	14,073	14,051,961

Total U.S. Treasury Obligations — 6.3%		747,336,332

Repurchase Agreements
Banc of America Securities LLC,
0.19%, 5/03/10	50,000	50,000,000
(Purchased on 4/30/10 to be repurchased at $50,000,792, collateralized by U.S. Treasury obligation, 4.38% due at 12/15/10, par and fair value of $48,958,700 and $51,000,089, respectively)
Banc of America Securities LLC,
0.20%, 5/03/10	295,000	295,000,000

(Purchased on 4/30/10 to be repurchased at $295,004,917, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 5/15/24 to 11/16/51, aggregate par and fair value of $1,988,986,509 and $315,650,001, respectively)

Barclays Capital, Inc.,
0.17%, 5/03/10	425,000	425,000,000

(Purchased on 4/30/10 to be repurchased at $425,006,021, collateralized by various U.S. Treasury obligations, 1.38% due from 5/15/12 to 11/15/12, aggregate par and fair value of $428,180,200 and $433,500,021, respectively)

Barclays Capital, Inc.,
0.19%, 5/03/10	750,000	750,000,000

(Purchased on 4/30/10 to be repurchased at $750,011,875, collateralized by various U.S. Treasury obligations, 0.88% to 3. 00% due from 2/29/12 to 2/28/17, aggregate par and fair value of $765,906,700 and $765,000,074, respectively)

Citigroup Global Markets, Inc.,
0.19%, 5/03/10	350,000	350,000,000

(Purchased on 4/30/10 to be repurchased at $350,005,542, collateralized by various U.S. government sponsored agency obligations, 3.75% to 5.28% due from 1/01/38 to 2/01/40, aggregate par and fair value of $404,432,236 and $360,500,001, respectively)

Credit Suisse Securities (USA) LLC,
0.19%, 5/03/10	100,000	100,000,000

(Purchased on 4/30/10 to be repurchased at $100,001,583, collateralized by various U.S. Treasury obligations, 1.22% to 6. 00% due from 5/15/11 to 11/03/11, aggregate par and fair value of $98,570,000 and $102,002,131, respectively)

See Notes to Financial Statements.

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Credit Suisse Securities (USA) LLC,
0.27%, 5/03/10	$250,000	$250,000,000

(Purchased on 4/26/10 to be repurchased at $250,013,125, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 6/01/24 to 5/15/40, aggregate par and fair value of $575,910,614 and $257,500,952, respectively)

Credit Suisse Securities (USA) LLC,
0.19%, 5/06/10	300,000	300,000,000

(Purchased on 4/29/10 to be repurchased at $300,011,083, collateralized by various Freddie Mac Notes, 0.00% due from 11/01/25 to 4/01/40, aggregate par and fair value of $564,478,673 and $309,002,563, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/03/10	408,000	408,000,000

(Purchased on 4/30/10 to be repurchased at $408,006,800, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 1/15/12 to 5/01/40, aggregate par and fair value of $1,758,581,479 and $420,423,419, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/03/10	544,000	544,000,000

(Purchased on 4/30/10 to be repurchased at $544,009,067, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.00% due from 1/15/12 to 5/01/40, aggregate par and fair value of $2,344,775,306 and $560,564,559, respectively)

Goldman Sachs Co.,
0.19%, 5/03/10	344,000	344,000,000
(Purchased on 4/30/10 to be repurchased at $344,005,447, collateralized by Fannie Mae Bond, 0.00% due at 6/01/39, par and fair value of $498,356,144 and $354,320,000, respectively)
HSBC Securities (USA) Inc.,
0.19%, 5/03/10	100,000	100,000,000

(Purchased on 4/30/10 to be repurchased at $100,001,583, collateralized by various U.S. Treasury obligations, 7.13% to 8. 00% due from 11/15/21 to 2/15/23, aggregate par and fair value of $168,378,000 and $102,001,437, respectively)

JPMorgan Securities Inc.,
0.19%, 5/03/10	281,694	281,694,000

(Purchased on 4/30/10 to be repurchased at $281,698,460, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/23 to 2/15/25, aggregate par and fair value of $548,735,325 and $287,329,694, respectively)

Morgan Stanley & Co.,
0.18%, 5/03/10	300,000	300,000,000

(Purchased on 4/30/10 to be repurchased at $300,004,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 5/01/33 to 11/01/39, aggregate par and fair value of $551,596,815 and $309,000,001, respectively)

Morgan Stanley & Co.,
0.19%, 5/03/10	294,000	294,000,000

(Purchased on 4/30/10 to be repurchased at $294,004,655, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 5/01/33 to 11/01/39, aggregate par and fair value of $540,564,879 and $302,820,000, respectively)

RBS Securities Inc.,
0.20%, 5/03/10	375,000	375,000,000
(Purchased on 4/30/10 to be repurchased at $375,006,250, collateralized by U.S. Treasury obligation, 3.63% due at 2/15/20, par and fair value of $382,895,000 and $382,500,699, respectively)
RBS Securities Inc.,
0.20%, 5/12/10	325,000	325,000,000

(Purchased on 4/12/10 to be repurchased at $325,054,167, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.21% due from 2/01/23 to 2/25/44, aggregate par and fair value of $849,080,556 and $334,750,036, respectively)

UBS Securities LLC,
0.21%, 5/03/10	195,489	195,489,000

(Purchased on 4/30/10 to be repurchased at $195,492,421, collateralized by various Ginnie Mae Bonds, 4.50% to 5.00% due from 1/20/40 to 4/20/40, aggregate par and fair value of $191,407,891 and $199,401,660, respectively)

Total Repurchase Agreements — 47.8%		5,687,183,000

Total Investments (Cost $12,186,129,585*) — 102.4%		12,186,129,585
Liabilities in Excess of Other Assets — (2.4)%		(283,432,542)

Net Assets — 100.0%		$11,902,697,043

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at April 30, 2010	Income
PNC Bank N.A.	$—	$—	$—	$15,712

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	11

Schedule of Investments (concluded)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$12,186,129,585	—	$12,186,129,585

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 1.3%
Credit Industriel et Commercial, London,
0.39%, 6/02/10	$85,000	$85,000,378

Yankee — 24.2%(a)
Abbey National Treasury Services Plc, Connecticut,
0.28%, 11/17/10(b)	65,000	65,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.34%, 12/13/10(b)	28,500	28,500,000
Bank of Montreal, Chicago,
0.22%, 5/10/10	50,000	50,000,000
Bank of Nova Scotia, Houston,
0.31%, 5/04/10	75,000	75,000,000
Bank of Nova Scotia, New York,
0.39%, 10/15/10	60,000	59,998,611
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 5/24/10	85,000	85,000,000
0.31%, 6/15/10	50,000	50,000,000
Barclays Bank Plc, New York:
0.43%, 5/12/10	35,000	35,000,000
0.32%, 6/30/10	65,000	65,000,000
Dexia Credit Local S.A., New York,
0.30%, 5/14/10	50,000	50,000,000
Dexia Credit Local, New York - GTD,
1.05%, 5/17/10(c)	121,000	121,000,000
Rabobank Nederland N.V., New York:
0.25%, 1/10/11(b)	38,000	38,000,000
0.25%, 1/13/11(b)	100,000	100,000,000
Royal Bank of Scotland Plc, Connecticut:
0.54%, 5/18/10(b)	100,000	100,000,000
0.54%, 5/20/10(b)	70,000	70,000,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	75,000	75,000,000
Societe Generale, New York:
0.29%, 6/07/10(b)	40,000	40,000,000
0.28%, 7/12/10(b)	43,500	43,500,000
0.29%, 7/23/10(b)	45,000	45,000,000
Svenska Handelsbanken, New York,
0.43%, 10/25/10	25,000	25,000,613
Toronto Dominion Bank, New York:
0.25%, 11/05/10(b)	60,000	60,000,000
0.25%, 2/04/11(b)	21,000	21,000,000
Unicredit SpA, New York:
0.30%, 6/18/10	75,000	75,000,000
0.34%, 7/16/10	100,000	100,000,000
Westpac Banking Corp., New York:
0.31%, 10/19/10(b)	40,525	40,525,000
0.32%, 10/21/10(b)	52,590	52,590,000

Total Certificates of Deposit — 25.5%		1,655,114,602

Commercial Paper
Atlantis One Funding Corp.,
0.22%, 6/08/10(d)	75,000	74,982,583
BPCE S.A.,
0.25%, 6/01/10(d)	115,000	114,975,738
Chariot Funding LLC,
0.21%, 5/10/10(d)	101,481	101,475,672
Danske Corp. - GTD,
0.20%, 5/10/10(d)	100,000	99,995,000
Gemini Securitization Corp., LLC,
0.22%, 5/11/10(d)	100,000	99,993,889
JPMorgan Chase & Co.,
0.25%, 7/14/10(d)	70,000	69,964,028
Jupiter Securitization Co. LLC,
0.22%, 5/14/10(d)	59,000	58,995,313
Westpac Trust Securities, New Zealand,
0.37%, 11/05/10(b)(e)	72,500	72,500,000

Total Commercial Paper — 10.7%		692,882,223

Citibank N.A. - FDIC GTD,
0.34%, 9/30/10(b)	25,000	25,000,000
Commonwealth Bank of Australia,
0.32%, 11/22/10(b)	45,000	45,000,000
Eksportfinans A/S,
0.31%, 11/09/10(b)	45,000	45,000,000
KBC Bank N.V., New York,
1.31%, 6/01/10(c)	61,090	61,090,000
Rabobank Nederland N.V.,
0.79%, 7/07/10(c)	96,800	96,800,000

Total Corporate Notes — 4.2%		272,890,000

Master Notes — 4.6%
Banc of America Securities LLC,
0.36%, 5/03/10(c)	300,000	300,000,000

Municipal Bonds(c)
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 5/07/10	28,450	28,450,000
California GO Municipal Trust Receipts Floaters Series 2007A VRDN (Societe Generale Liquidity Facility, Societe Generale Guaranty),
0.28%, 5/07/10	49,000	49,000,000
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 5/07/10	66,555	66,555,000
Georgia Municipal Electric Authority RB Series 2009B BAN,
2.25%, 6/21/10	5,625	5,627,699
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.27%, 5/07/10	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 5/07/10	60,850	60,850,000
Lower Alabama Gas District RB Series 2007A VRDN (Societe Generale Liquidity Facility),
0.31%, 5/07/10	28,000	28,000,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA),
0.30%, 5/07/10	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10	14,015	14,015,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.31%, 5/07/10	123,000	123,000,000
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.36%, 5/07/10	74,120	74,120,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA),
0.30%, 5/07/10	50,000	50,000,000
New York City GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA),
0.35%, 5/07/10	35,350	35,350,000
New York City GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA),
0.35%, 5/07/10	16,850	16,850,000
San Antonio RB Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10	62,250	62,250,000

Total Municipal Bonds — 10.6%		691,067,699

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	13

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Time Deposits — 2.9%
Societe Generale,
0.22%, 5/03/10	$185,000	$185,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.16%, 5/26/10	50,000	49,994,618
0.15%, 6/03/10	75,000	74,989,687
0.27%, 10/13/10	40,246	40,196,196
Fannie Mae Variable Rate Notes,
0.20%, 8/05/10(b)	47,100	47,095,487
Federal Home Loan Bank Discount Notes:(d)
0.50%, 8/06/10	55,000	54,925,903
0.19%, 7/14/10	50,000	49,980,472
Federal Home Loan Bank Variable Rate Notes:(b)
0.15%, 7/09/10	91,895	91,891,512
0.25%, 10/08/10	63,000	62,991,686
Freddie Mac Discount Notes:(d)
0.15%, 5/18/10	68,398	68,393,155
0.20%, 7/23/10	49,800	49,777,037
0.21%, 8/25/10	75,000	74,949,250
0.25%, 9/07/10	42,500	42,461,927
0.30%, 10/12/10	50,000	49,931,667
Freddie Mac Variable Rate Notes:(b)
0.20%, 7/14/10	55,000	54,996,107
0.23%, 8/24/10	38,825	38,825,526
0.23%, 9/03/10	142,265	142,255,237
0.32%, 2/14/11	238,315	238,285,044
0.13%, 5/05/11	125,000	124,961,858

Total U.S. Government Sponsored Agency Obligations — 20.9%		1,356,902,369

U.S. Treasury Obligations(d)
U.S. Treasury Bills:
0.55%, 7/01/10	107,800	107,700,450
0.24%, 7/15/10	50,000	49,974,948
0.39%, 7/15/10	162,000	161,870,062
0.47%, 7/29/10	23,500	23,472,694
0.17%, 8/12/10	21,000	20,989,636
0.18%, 8/19/10	155,000	154,915,162
0.23%, 8/26/10	65,000	64,952,469
0.32%, 8/26/10	39,000	38,960,074
0.24%, 9/30/10	65,725	65,658,399

Total U.S. Treasury Obligations — 10.6%		688,493,894

Repurchase Agreements
Banc of America Securities LLC,
0.33%, 5/03/10	10,000	10,000,000

(Purchased on 4/30/10 to be repurchased at $10,000,275, collateralized by various corporate/debt obligations, 2.31% to 8.00% due from 8/11/11 to 12/15/39, aggregate par and fair value of $9,810,996 and $10,700,000, respectively)

Barclays Capital, Inc.,
0.36%, 5/03/10	50,000	50,000,000

(Purchased on 4/30/10 to be repurchased at $50,001,500, collateralized by various corporate/debt obligations, 0.00% to 6.45% due from 10/15/12 to 1/25/44, aggregate par and fair value of $171,552,056 and $53,500,001, respectively)

Barclays Capital, Inc.,
0.56%, 5/03/10	50,000	50,000,000

(Purchased on 4/30/10 to be repurchased at $50,002,333, collateralized by various corporate/debt obligations, 0.00% to 13.00% due from 5/24/10 to 7/20/49, aggregate par and fair value of $51,712,963 and $53,500,001, respectively)

Citigroup Global Markets, Inc.,
0.46%, 5/03/10	10,000	10,000,000

(Purchased on 4/30/10 to be repurchased at $10,000,383, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.43% due from 5/10/11 to 12/20/37, aggregate par and fair value of $11,712,716 and $10,342,116, respectively)

Citigroup Global Markets, Inc.,
0.56%, 5/03/10	50,000	50,000,000

(Purchased on 4/30/10 to be repurchased at $50,002,333, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 12.25% due from 10/01/10 to 8/15/39, aggregate par and fair value of $52,564,175 and $52,286,027, respectively)

Citigroup Global Markets, Inc.,
0.64%, 5/03/10	75,000	75,000,000

(Purchased on 4/30/10 to be repurchased at $75,004,000, collateralized by various U.S. government sponsored agency obligations, 0.55% to 6.25% due from 6/25/19 to 7/15/37, aggregate par and fair value of $250,694,226 and $80,250,000, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/03/10	253,491	253,491,000

(Purchased on 4/30/10 to be repurchased at $253,495,225, collateralized by various U.S. government sponsored agency obligations, 0.00% to 4.50% due from 6/01/36 to 5/15/40, aggregate par and fair value of $740,062,050 and $261,095,730, respectively)

Deutsche Bank Securities Inc.,
0.31%, 5/03/10	50,000	50,000,000

(Purchased on 4/30/10 to be repurchased at $50,001,292, collateralized by various U.S. government sponsored agency obligations, 0.40% to 8.95% due from 2/15/11 to 10/13/59, aggregate par and fair value of $48,804,148 and $53,500,000, respectively)

HSBC Securities (USA) Inc.,
0.33%, 5/03/10	20,000	20,000,000

(Purchased on 4/30/10 to be repurchased at $20,000,550, collateralized by various corporate/debt obligations, 0.00% to 9.70% due from 9/15/10 to 7/01/43, aggregate par and fair value of $20,568,913 and $21,400,535, respectively)

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
JPMorgan Securities Inc.,
0.61%, 5/03/10	$50,000	$50,000,000

(Purchased on 4/30/10 to be repurchased at $50,002,542, collateralized by various corporate/debt obligations, 0.00% to 11.75% due from 5/01/11 to 3/15/29, aggregate par and fair value of $52,399,410 and $53,503,758, respectively)

Morgan Stanley & Co.,
0.36%, 5/03/10	5,000	5,000,000

(Purchased on 4/30/10 to be repurchased at $5,000,150, collateralized by various corporate/debt obligations, 0.00% to 7.00% due from 6/18/10 to 12/17/54, aggregate par and fair value of $6,669,509 and $5,350,000, respectively)

RBS Securities Inc.,
0.36%, 5/03/10	25,000	25,000,000

(Purchased on 4/30/10 to be repurchased at $25,000,750, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 10/25/13 to 4/20/40, aggregate par and fair value of $638,323,560 and $25,750,649, respectively)

Total Repurchase Agreements — 10.0%		648,491,000

Total Investments (Cost $6,490,841,787*) — 100.0%		6,490,841,787
Other Assets Less Liabilities — 0.0%		606,936

Net Assets — 100.0%		$6,491,448,723

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank. (b) Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$6,490,841,787	—	$6,490,841,787

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	15

Schedule of Investments April 30, 2010 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.3%
State Street Bank & Trust Co.,
0.29%, 7/07/10	$201,000	$201,000,000
Euro — 1.1%
Credit Industriel et Commercial, London,
0.39%, 6/02/10	660,000	660,002,931
Yankee — 38.4%(a)
Abbey National Treasury Services Plc, Connecticut:
0.56%, 7/20/10(b)	521,160	521,160,000
0.28%, 11/17/10(b)	527,000	527,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.36%, 6/30/10	100,000	100,000,832
0.34%, 12/13/10(b)	219,100	219,100,000
Bank of Montreal, Chicago:
0.22%, 5/10/10	250,000	250,000,000
0.23%, 6/01/10	400,000	400,000,000
0.30%, 7/23/10	400,000	400,000,000
0.30%, 7/26/10	150,000	150,000,000
Bank of Nova Scotia, New York,
0.39%, 10/15/10	443,000	442,989,744
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 5/24/10	400,000	400,000,000
0.23%, 6/04/10	500,000	500,002,359
0.31%, 6/15/10	432,000	432,000,000
0.30%, 6/16/10	325,000	325,000,000
0.30%, 6/23/10	469,000	469,000,000
0.32%, 6/29/10	387,000	387,000,000
Barclays Bank Plc, New York:
0.43%, 5/12/10	400,000	400,000,000
0.32%, 6/30/10	521,000	521,000,000
0.33%, 8/18/10(b)	498,670	498,670,000
BNP Paribas S.A., New York:
0.20%, 5/04/10	400,000	400,000,000
0.32%, 5/04/10	413,000	413,000,000
0.24%, 5/10/10	523,500	523,500,000
0.22%, 6/04/10	400,000	400,000,000
0.24%, 6/14/10	800,000	800,000,000
0.31%, 8/06/10	88,000	88,002,356
0.35%, 10/15/10(b)	303,000	303,000,000
Credit Agricole CIB, New York,
0.35%, 10/12/10(b)	400,000	400,000,000
Deutsche Bank A.G., New York:
0.30%, 7/27/10	503,000	503,000,000
0.30%, 7/28/10	700,000	700,000,000
Dexia Credit Local S.A., New York:
0.30%, 5/05/10	500,000	500,000,000
0.30%, 5/06/10	300,000	300,000,000
0.30%, 5/14/10	500,000	500,000,000
0.30%, 5/14/10	450,000	450,000,000
Dexia Credit Local, New York - GTD,
1.05%, 5/17/10(c)	793,500	793,500,000
Lloyds TSB Bank Plc, New York,
0.22%, 5/10/10	500,000	500,000,000
Rabobank Nederland N.V., New York:
0.25%, 5/04/10	19,500	19,500,000
0.20%, 6/07/10	315,000	315,000,000
0.20%, 6/15/10	396,300	396,300,000
0.25%, 1/10/11(b)	355,000	355,000,000
0.25%, 1/12/11(b)	500,000	500,000,000
0.25%, 2/09/11(b)	188,000	188,000,000
Royal Bank of Scotland Plc, Connecticut:
0.54%, 5/18/10	680,000	680,000,000
0.54%, 5/20/10	620,000	620,000,000
0.36%, 7/21/10	51,000	51,000,000
Royal Bank of Scotland Plc, New York,
0.38%, 7/07/10	747,000	747,000,000
Societe Generale, New York:
0.29%, 6/07/10(b)	500,000	500,000,000
0.30%, 7/09/10	100,000	100,000,000
0.28%, 7/12/10(b)	395,600	395,600,000
0.30%, 7/14/10	250,000	250,000,000
0.29%, 7/23/10(b)	519,055	519,055,000
Svenska Handelsbanken, New York,
0.43%, 10/25/10	335,000	335,008,218
Toronto Dominion Bank, New York:
0.25%, 11/05/10(b)	505,000	505,000,000
0.25%, 2/04/11(b)	208,450	208,450,000
UBS A.G., Stamford,
0.21%, 5/07/10	500,000	500,000,000
Unicredit SpA, New York:
0.27%, 5/10/10	40,000	40,000,149
0.30%, 5/21/10	500,000	500,000,000
0.30%, 6/18/10	690,000	690,000,000
0.34%, 7/16/10	540,000	540,000,000
0.36%, 7/23/10	371,000	371,000,000
Westpac Banking Corp., New York:
0.31%, 10/19/10(b)	315,620	315,620,000
0.32%, 10/21/10(b)	406,160	406,160,000

Total Certificates of Deposit — 39.8%		25,425,621,589

Commercial Paper(d)
Argento Variable Funding Co. LLC,
0.29%, 6/01/10	97,000	96,975,777
Atlantis One Funding Corp.:
0.24%, 5/03/10	100,000	99,998,667
0.24%, 5/06/10	100,000	99,996,667
0.25%, 5/24/10	50,000	49,992,014
0.20%, 6/01/10	684,500	684,382,114
Barton Capital Corp.,
0.26%, 6/02/10	51,018	51,006,209
BPCE S.A.,
0.26%, 6/04/10	130,000	129,968,078
Cancara Asset Securitisation LLC,
0.31%, 7/22/10	250,000	249,823,472
Chariot Funding LLC,
0.22%, 5/14/10	80,000	79,993,644
Clipper Receivables Co. LLC,
0.22%, 6/01/10	176,000	175,966,658
Commonwealth Bank of Australia:
0.21%, 6/15/10	200,000	199,947,500
0.32%, 7/30/10	115,000	114,908,000
Danske Corp. - GTD:
0.20%, 5/10/10	300,000	299,985,000
0.27%, 6/23/10	792,061	791,751,986
Falcon Asset Securitization Co. LLC,
0.22%, 5/25/10	76,394	76,382,795
Grampian Funding LLC:
0.24%, 5/07/10	187,000	186,992,520
0.24%, 5/13/10	100,000	99,992,000
0.27%, 5/19/10	80,000	79,989,200
0.26%, 6/07/10	45,000	44,987,975
ING US Funding LLC:
0.21%, 6/04/10	145,000	144,971,242
0.30%, 7/12/10	100,000	99,940,000
Intesa Funding LLC,
0.26%, 5/26/10	400,000	399,927,778
JPMorgan Chase & Co.,
0.25%, 7/14/10	580,000	579,701,944
LMA Americas LLC,
0.22%, 5/10/10	86,000	85,995,270
NRW.Bank,
0.22%, 5/10/10	300,000	299,983,500
Park Avenue Receivables,
0.20%, 5/03/10	115,982	115,980,711
Regency Markets No. 1 LLC,
0.25%, 5/21/10	83,552	83,540,396

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
Scaldis Capital LLC:
0.23%, 5/26/10	$85,000	$84,986,424
0.30%, 6/28/10	150,000	149,927,500

Total Commercial Paper — 8.8%		5,657,995,041

Corporate Notes
Citibank N.A. - FDIC GTD,
0.34%, 9/30/10(b)	176,000	176,000,000
Commonwealth Bank of Australia,
0.32%, 11/22/10(b)	357,200	357,200,000
KBC Bank N.V., New York,
1.31%, 6/01/10(c)	400,640	400,640,000
Rabobank Nederland N.V.,
0.79%, 7/07/10(c)	686,300	686,300,000

Total Corporate Notes — 2.5%		1,620,140,000

Master Notes — 4.1%
Banc of America Securities LLC,
0.36%, 5/03/10(c)	2,647,600	2,647,600,000

Municipal Bonds(b)
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-3 VRDN (Lloyds Banking Group Plc Liquidity Facility),
0.26%, 5/07/10	24,000	24,000,000
Broward County School Board COP Series 2004D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 5/07/10	53,880	53,880,000
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1995 VRDN,
0.26%, 5/03/10	45,100	45,100,000
California Department of Water Resource Power Supply RB Series 2002B-1 VRDN (Bank of New York LOC, CalSTRS LOC),
0.24%, 5/03/10	54,900	54,900,000
California Housing Finance Agency Home Mortgage RB Series 2002B VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 5/07/10	39,960	39,960,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 5/07/10	20,000	20,000,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 5/07/10	147,930	147,930,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 5/07/10	72,545	72,545,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (US Bank N.A. LOC),
0.31%, 5/07/10	12,500	12,500,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 5/07/10	25,415	25,415,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.30%, 5/07/10	56,100	56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN,
0.23%, 5/07/10	33,900	33,900,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA),
0.30%, 5/07/10	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA),
0.29%, 5/07/10	17,000	17,000,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.33%, 5/07/10	22,465	22,465,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10	78,552	78,552,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 5/07/10	47,210	47,210,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN,
0.21%, 5/03/10	14,700	14,700,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.33%, 5/07/10	88,300	88,300,000
JEA Water & Sewer Systems RB Series 2008A-2 VRDN (Bank of New York SBPA),
0.30%, 5/07/10	32,035	32,035,000
Kentucky Public Energy Authority Gas Supply RB Series 2006A VRDN (British Petroleum Guaranty),
0.24%, 5/03/10	150,000	150,000,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (RBC Bank USA SBPA, CalSTRS SBPA, CalPERS SBPA),
0.22%, 5/03/10	35,800	35,800,000
Lubbock Health Facilities Development Corp. RB (St. Josephs Health System Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 5/03/10	64,570	64,570,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.30%, 5/07/10	91,580	91,580,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 5/07/10	51,900	51,900,000
Mississippi Development Bank Special Obligation Municipal Gas Authority RB (Natural Gas Project) Series 2005 VRDN (BP Corp. N.A. Inc. SBPA),
0.29%, 5/07/10	115,000	115,000,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-4 VRDN (Bank of America N.A. LOC),
0.25%, 5/07/10	50,000	50,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 5/07/10	100,000	100,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.27%, 5/03/10	116,885	116,884,810
North Carolina Capital Facilities Finance Agency RB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10	16,300	16,300,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 5/07/10	88,400	88,400,000
Piedmont Municipal Power Agency Ltd. RB Series 2008C VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.40%, 5/07/10	58,000	58,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	17

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(b)
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility),
0.25%, 5/07/10	$103,100	$103,100,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.28%, 5/07/10	30,800	30,800,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.26%, 5/07/10	36,395	36,395,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA),
0.26%, 5/07/10	16,520	16,520,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.30%, 5/07/10	46,670	46,670,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (GO of Authority, Fannie Mae LOC, Freddie Mac LOC),
0.28%, 5/07/10	15,845	15,845,000

Total Municipal Bonds — 3.4%		2,162,256,810

Time Deposits — 1.2%
Societe Generale,
0.22%, 5/03/10	749,000	749,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.15%, 5/12/10	250,000	249,988,542
0.15%, 5/26/10	235,000	234,975,521
0.15%, 6/02/10	300,000	299,960,000
0.15%, 6/03/10	225,000	224,969,062
0.25%, 9/08/10	100,000	99,909,722
0.24%, 9/20/10	502,500	502,024,300
0.30%, 9/22/10	126,652	126,500,018
0.25%, 10/06/10	279,938	279,630,846
0.29%, 10/13/10	44,528	44,468,815
0.29%, 10/20/10	100,000	99,861,444
Fannie Mae Variable Rate Notes:(b)
0.20%, 8/05/10	401,745	401,706,505
0.13%, 5/13/11	370,000	370,072,635
Federal Home Loan Bank Discount Notes:(d)
0.15%, 5/19/10	230,000	229,982,750
0.16%, 5/26/10	121,516	121,502,920
0.19%, 7/14/10	150,000	149,941,417
Federal Home Loan Bank Variable Rate Notes:(b)
0.15%, 7/09/10	705,020	704,993,244
0.25%, 10/08/10	435,000	434,942,593
0.23%, 10/06/11	500,000	499,708,819
Freddie Mac Discount Notes:(d)
0.14%, 5/05/10	100,000	99,998,444
0.14%, 5/17/10	125,000	124,992,222
0.16%, 6/18/10	375,000	374,920,000
0.20%, 7/16/10	345,000	344,854,333
0.20%, 7/23/10	479,800	479,578,759
0.20%, 7/27/10	200,000	199,905,555
0.22%, 8/23/10	248,000	247,827,227
0.23%, 8/23/10	74,167	74,112,982
0.25%, 9/07/10	229,000	228,794,854
0.30%, 9/27/10	50,500	50,437,296
0.24%, 9/28/10	400,000	399,600,000
0.30%, 10/12/10	58,760	58,679,695
0.30%, 10/20/10	100,000	99,856,667
Freddie Mac Variable Rate Notes:(b)
0.20%, 7/14/10	435,000	434,969,210
0.23%, 8/24/10	338,950	338,954,594
0.23%, 9/03/10	510,120	510,084,993
0.32%, 2/14/11	1,733,155	1,732,938,119
0.13%, 5/05/11	995,000	994,696,390

Total U.S. Government Sponsored Agency Obligations — 18.6%		11,870,340,493

U.S. Treasury Obligations(d)
U.S. Treasury Bills:
0.20%, 6/17/10	300,000	299,921,667
0.55%, 7/01/10	686,400	685,766,129
0.24%, 7/15/10	100,000	99,949,896
0.39%, 7/15/10	1,137,100	1,136,187,951
0.16%, 7/22/10	500,000	499,827,222
0.47%, 7/29/10	150,577	150,402,038
0.17%, 8/12/10	490,000	489,758,594
0.17%, 8/19/10	404,000	403,784,522
0.18%, 8/19/10	839,000	838,537,230
0.23%, 8/26/10	200,000	199,853,750
0.30%, 8/26/10	200,000	199,719,283
0.31%, 8/26/10	210,000	209,874,630
0.32%, 8/26/10	301,000	300,691,851
0.19%, 9/02/10	500,000	499,681,389
0.24%, 9/30/10	636,555	635,909,957

Total U.S. Treasury Obligations — 10.4%		6,649,866,109

Repurchase Agreements
Banc of America Securities LLC,
0.18%, 5/03/10	200,000	200,000,000

(Purchased on 4/30/10 to be repurchased at $200,003,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.30% due from 1/25/13 to 5/25/40, aggregate par and fair value of $1,086,151,480 and $209,744,347, respectively)

Banc of America Securities LLC,
0.20%, 5/03/10	101,000	101,000,000

(Purchased on 4/30/10 to be repurchased at $101,001,683, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 7/01/36 to 5/01/40, aggregate par and fair value of $551,355,738 and $104,030,000, respectively)

Banc of America Securities LLC,
0.33%, 5/03/10	160,000	160,000,000

(Purchased on 4/30/10 to be repurchased at $160,004,400, collateralized by various corporate/debt obligations, 0.00% to 9.80% due from 5/10/10 to 6/15/67, aggregate par and fair value of $158,468,006 and $171,200,001, respectively)

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Barclays Capital, Inc.,
0.36%, 5/03/10	$200,000	$200,000,000

(Purchased on 4/30/10 to be repurchased at $200,006,000, collateralized by various corporate/debt obligations, 0.00% to 6.90% due from 5/30/11 to 5/25/37, aggregate par and fair value of $440,539,749 and $214,000,000, respectively)

Barclays Capital, Inc.,
0.56%, 5/03/10	50,000	50,000,000

(Purchased on 4/30/10 to be repurchased at $50,002,333, collateralized by various corporate/debt obligations, 4.88% to 12.00% due from 3/02/11 to 2/01/30, aggregate par and fair value of $51,749,932 and $53,500,000, respectively)

Citigroup Global Markets, Inc.,
0.46%, 5/03/10	660,000	660,000,000

(Purchased on 4/30/10 to be repurchased at $660,025,300, collateralized by various corporate/debt and U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 8.88% due from 6/01/10 to 10/30/47, aggregate par and fair value of $2,945,290,699 and $705,668,633, respectively)

Citigroup Global Markets, Inc.,
0.56%, 5/03/10	810,000	810,000,000

(Purchased on 4/30/10 to be repurchased at $810,037,800, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.50% due from 7/09/10 to 2/25/46, aggregate par and fair value of $7,874,472,814 and $865,532,920, respectively)

Citigroup Global Markets, Inc.,
0.64%, 5/03/10	525,000	525,000,000

(Purchased on 4/30/10 to be repurchased at $525,028,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.00% due from 11/25/10 to 1/25/49, aggregate par and fair value of $3,881,032,110 and $560,400,542, respectively)

Credit Suisse Securities (USA) LLC,
0.27%, 5/03/10	250,000	250,000,000

(Purchased on 4/26/10 to be repurchased at $250,013,125, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.00% due from 1/01/17 to 5/15/40, aggregate par and fair value of $9,480,919,098 and $257,501,947, respectively)

Deutsche Bank Securities Inc.,
0.19%, 5/03/10	700,000	700,000,000

(Purchased on 4/30/10 to be repurchased at $700,011,083, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 10/20/10 to 4/18/11, aggregate par and fair value of $716,589,000 and $714,000,752, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/03/10	306,417	306,417,000

(Purchased on 4/30/10 to be repurchased at $306,422,107, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 10/15/36 to 11/01/39, aggregate par and fair value of $655,412,663 and $317,385,317, respectively)

Deutsche Bank Securities Inc.,
0.20%, 5/03/10	392,000	392,000,000

(Purchased on 4/30/10 to be repurchased at $500,006,533, collateralized by various U.S. Treasury obligations, 1.38% to 3.13% due from 1/15/13 to 1/31/17, aggregate par and fair value of $397,389,530 and $399,840,037, respectively)

Deutsche Bank Securities Inc.,
0.31%, 5/03/10	150,000	150,000,000

(Purchased on 4/30/10 to be repurchased at $150,003,875, collateralized by various corporate/debt obligations, 0.00% to 6.95% due from 1/30/11 to 12/31/99, aggregate par and fair value of $160,974,907 and $160,500,000, respectively)

HSBC Securities (USA) Inc.,
0.33%, 5/03/10	110,000	110,000,000

(Purchased on 4/30/10 to be repurchased at $110,003,025, collateralized by various corporate/debt obligations, 0.00% to 10.20% due from 2/15/11 to 12/17/46, aggregate par and fair value of $111,886,507 and $117,702,735, respectively)

JPMorgan Securities Inc.,
0.31%, 5/03/10	50,000	50,000,000
(Purchased on 4/30/10 to be repurchased at $50,001,292, collateralized by corporate/debt obligation, 0.02% due at 8/03/10, par and fair value of $52,950,000 and $52,503,934, respectively)
JPMorgan Securities Inc.,
0.61%, 5/03/10	100,000	100,000,000

(Purchased on 4/30/10 to be repurchased at $100,005,083, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.75% due from 10/15/10 to 5/01/31, aggregate par and fair value of $106,431,934 and $107,004,393, respectively)

Morgan Stanley & Co.,
0.36%, 5/03/10	1,815,000	1,815,000,000

(Purchased on 4/30/10 to be repurchased at $1,815,054,450, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 5/03/10 to 12/20/54, aggregate par and fair value of $43,616,893,330 and $1,936,665,778, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	19

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
PNC Bank N.A.,
0.20%, 5/03/10(e)	$24,000	$24,000,000
(Purchased on 4/30/10 to be repurchased at $24,000,400, collateralized by Freddie Mac Note 2.75% due at 4/29/14, par and fair value of $300,000,000 and $301,755,000, respectively)
RBS Securities Inc.,
0.36%, 5/03/10	885,000	885,000,000

(Purchased on 4/30/10 to be repurchased at $885,026,550, collateralized by various corporate/debt obligations, 0.00% to 9.25% due from 6/15/10 to 10/13/59, aggregate par and fair value of $9,328,384,480 and $946,955,535, respectively)

UBS Securities LLC,
0.39%, 5/03/10	325,000	325,000,000

(Purchased on 4/30/10 to be repurchased at $325,010,563, collateralized by various corporate/debt obligations, 0.00% to 13.50% due from 6/15/10 to 11/15/34, aggregate par and fair value of $331,604,549 and $347,750,190, respectively)

Total Repurchase Agreements — 12.2%		7,813,417,000

Total Investments (Cost $64,596,237,042*) — 101.0%		64,596,237,042
Liabilities in Excess of Other Assets — (1.0)%		(654,651,307)

Net Assets — 100.0%		$63,941,585,735

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of Investment Company Act of 1940, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at April 30, 2010	Income
PNC Bank N.A.	$79,500,000	$(55,500,000)	$24,000,000	$53,005

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$64,596,237,042	—	$64,596,237,042

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.14%, 5/20/10	$5,467	$5,466,596
0.15%, 6/03/10	75,000	74,989,687
0.45%, 6/03/10	80,100	80,067,326
0.54%, 6/10/10	43,575	43,548,855
0.45%, 6/17/10	75,000	74,956,427
0.17%, 6/24/10	80,993	80,972,347
0.15%, 7/01/10	75,000	74,981,236
0.53%, 7/01/10	71,000	70,936,840
0.18%, 7/08/10	100,000	99,966,000
0.39%, 7/15/10	130,000	129,895,729
0.15%, 7/22/10	90,000	89,970,275
0.14%, 7/29/10	25,000	24,991,656
0.50%, 7/29/10	60,000	59,925,833
0.16%, 8/05/10	50,000	49,978,667
0.17%, 8/12/10	72,784	72,748,599
0.19%, 8/19/10	80,000	79,954,778
0.19%, 8/26/10	155,000	154,904,287
0.25%, 8/26/10	155,000	154,874,875
0.27%, 8/26/10	25,000	24,978,103
0.32%, 8/26/10	68,000	67,930,385
0.19%, 9/02/10	50,000	49,968,139
0.21%, 9/09/10	40,000	39,970,161
0.24%, 9/23/10	160,000	159,845,333
0.41%, 9/23/10	25,000	24,959,219
0.24%, 9/30/10	100,000	99,898,667
0.27%, 10/07/10	75,000	74,912,219
0.24%, 10/14/10	100,000	99,889,333
0.38%, 10/21/10	74,722	74,587,345
0.23%, 10/28/10	60,000	59,931,000
0.24%, 10/28/10	35,000	34,958,000
0.32%, 11/18/10	80,000	79,859,300
0.41%, 12/16/10	120,000	119,687,033
0.49%, 4/07/11	114,000	113,476,281

Total U.S. Treasury Obligations — 36.1%		2,547,980,531

Repurchase Agreements
Banc of America Securities LLC,
0.19%, 5/03/10	225,000	225,000,000

(Purchased on 4/30/10 to be repurchased at $225,003,563, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/14 to 5/15/26, aggregate par and fair value of $351,382,633 and $229,500,000, respectively)

Barclays Capital, Inc.,
0.19%, 5/03/10	475,000	475,000,000
(Purchased on 4/30/10 to be repurchased at $475,007,521, collateralized by U.S. Treasury obligation, 6.00% due at 2/15/26, par and fair value of $401,008,100 and $484,500,069, respectively)
Citigroup Global Markets, Inc.,
0.19%, 5/03/10	400,000	400,000,000

(Purchased on 4/30/10 to be repurchased at $400,006,333, collateralized by various U.S. Treasury obligations, 0.88% to 7.50% due from 4/30/11 to 8/15/25, aggregate par and fair value of $330,195,300 and $408,000,033, respectively)

Credit Suisse Securities (USA) LLC,
0.19%, 5/03/10	175,000	175,000,000

(Purchased on 4/30/10 to be repurchased at $175,002,771, collateralized by various U.S. Treasury obligations, 1.88% to 2.63% due from 4/15/11 to 7/15/17, aggregate par and fair value of $148,998,100 and $178,503,762, respectively)

Credit Suisse Securities (USA) LLC,
0.17%, 5/06/10	275,000	275,000,000

(Purchased on 4/29/10 to be repurchased at $275,009,090, collateralized by various U.S. Treasury obligations, 0.63% to 2.50% due from 4/15/11 to 7/15/19, aggregate par and fair value of $244,785,500 and $280,503,522, respectively)

Deutsche Bank Securities Inc.,
0.19%, 5/03/10	225,000	225,000,000

(Purchased on 4/30/10 to be repurchased at $225,003,563, collateralized by various U.S. Treasury obligations, 2.25% to 3.63% due from 1/31/15 to 8/15/19, aggregate par and fair value of $229,861,544 and $229,500,022, respectively)

Deutsche Bank Securities Inc.,
0.19%, 5/03/10	463,286	463,286,000

(Purchased on 4/30/10 to be repurchased at $463,293,335, collateralized by various U.S. Treasury obligations, 2.25% to 3.63% due from 1/31/15 to 8/15/19, aggregate par and fair value of $473,296,156 and $472,551,764, respectively)

Goldman Sachs & Co.,
0.18%, 5/03/10	635,000	635,000,000

(Purchased on 4/30/10 to be repurchased at $635,009,525, collateralized by various U.S. Treasury obligations, 2.88% to 4.63% due from 10/31/11 to 5/15/15, aggregate par and fair value of $604,741,500 and $647,700,035, respectively)

HSBC Securities (USA) Inc.,
0.19%, 5/03/10	401,106	401,106,000

(Purchased on 4/30/10 to be repurchased at $401,112,351, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/13 to 8/15/15, aggregate par and fair value of $445,756,072 and $409,130,954, respectively)

JPMorgan Securities Inc.,
0.19%, 5/03/10	248,772	248,772,000

(Purchased on 4/30/10 to be repurchased at $248,775,939, collateralized by various U.S. Treasury obligations, 0.00% to 2.75% due from 11/30/16 to 11/15/29, aggregate par and fair value of $465,707,600 and $253,752,437, respectively)

RBS Securities Inc.,
0.19%, 5/03/10	400,000	400,000,000

(Purchased on 4/30/10 to be repurchased at $400,006,333, collateralized by various U.S. Treasury obligations, 0.88% to 2.63% due from 1/31/11 to 6/30/14, aggregate par and fair value of $403,443,800 and $408,004,327, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	21

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.19%, 7/21/10	$375,000	$375,000,000

(Purchased on 4/21/10 to be repurchased at $375,180,104, collateralized by various U.S. Treasury obligations, 0.88% to 3.75% due from 1/31/11 to 11/15/18, aggregate par and fair value of $371,098,100 and $382,505,111, respectively)

UBS Securities LLC,
0.19%, 5/03/10	206,333	206,333,000

(Purchased on 4/30/10 to be repurchased at $206,336,267, collateralized by various U.S. Treasury obligations, 0.00% to 9.25% due from 2/15/16 to 11/15/39, aggregate par and fair value of $473,330,300 and $210,462,618, respectively)

Total Repurchase Agreements — 63.9%		4,504,497,000

Total Investments (Cost $7,052,477,531*) — 100.0%		7,052,477,531
Liabilities in Excess of Other Assets — (0.0)%		(1,077,868)

Net Assets — 100.0%		$7,051,399,663

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$7,052,477,531	—	$7,052,477,531

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.14%, 5/06/10	$150,000	$149,997,031
0.15%, 5/06/10	29,241	29,240,391
0.10%, 5/13/10	698	697,981
0.11%, 5/13/10	167,000	166,994,014
0.12%, 5/13/10	58,000	57,997,768
0.10%, 5/20/10	92,000	91,995,656
0.11%, 5/20/10	108,000	107,993,503
0.13%, 5/20/10	32,802	32,799,749
0.11%, 5/27/10	35,000	34,997,219
0.14%, 5/27/10	45,567	45,562,393
0.16%, 5/27/10	250,000	249,971,111
0.13%, 6/03/10	91,000	90,989,573
0.14%, 6/03/10	64,000	63,992,080
0.17%, 6/03/10	150,205	150,182,282
0.15%, 6/10/10	220,127	220,090,312
0.16%, 6/10/10	50,000	49,991,389
0.54%, 6/10/10	20,120	20,107,928
0.15%, 6/17/10	125,000	124,975,521
0.16%, 6/17/10	140,000	139,970,651
0.22%, 6/17/10	99,630	99,601,691
0.17%, 6/24/10	100,000	99,974,500
0.15%, 7/01/10	120,000	119,969,536
0.16%, 7/01/10	114	113,969
0.53%, 7/01/10	36,000	35,967,975
0.18%, 7/08/10	205,000	204,931,528
0.16%, 7/15/10	150,000	149,951,175
0.15%, 7/22/10	130,235	130,191,453
0.15%, 7/29/10	126,000	125,953,275
0.47%, 7/29/10	9,600	9,588,845
0.19%, 8/19/10	15,000	14,991,521
0.19%, 8/26/10	69,000	68,957,392
0.24%, 9/23/10	66,000	65,936,200
0.41%, 9/23/10	10,000	9,983,688
0.24%, 9/30/10	30,000	29,969,600
0.27%, 10/07/10	25,000	24,970,740
0.22%, 10/21/10	17,910	17,891,565
0.24%, 10/28/10	33,000	32,960,400
0.41%, 12/16/10	44,000	43,885,246
0.49%, 4/07/11	16,000	15,926,496

Total U.S. Treasury Obligations — 100.0%		3,130,263,347

Total Investments (Cost $3,130,263,347*) — 100.0%		3,130,263,347
Liabilities in Excess of Other Assets — (0.0)%		(395,676)

Net Assets — 100.0%		$3,129,867,671

*	Aggregate cost for federal income tax purposes is $3,130,263,790.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$3,130,263,347	—	$3,130,263,347

1	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	23

Schedule of Investments April 30, 2010 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC),
0.52%, 5/07/10(a)	$750	$750,000
Columbia IDRB (Alabama Power Co. Project) Series 1998 VRDN,
0.29%, 5/03/10(a)	9,800	9,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN,
0.27%, 5/03/10(a)	5,800	5,800,000
Tuscaloosa IDRB Series 2000A AMT VRDN (SouthTrust Bank N.A. LOC),
0.52%, 5/07/10(a)	1,090	1,090,000

		17,440,000

Arizona — 6.6%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC),
0.35%, 5/07/10(a)	6,900	6,900,000
Arizona Board of Regents University System RB Series 2008B VRDN ((Lloyds TSB Bank Plc LOC),
0.26%, 5/07/10(a)	700	700,000
Arizona School Facilities Board COP Series 2008 MB,
5.00%, 9/01/10	5,750	5,833,860
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB,
3.00%, 7/01/10	3,000	3,012,893
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,500	3,500,000
Chandler IDA IDRB SPEARS (Intel Corp. Project) Series 2007DBE-150 AMT VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.33%, 5/03/10(a)(b)	800	800,000
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.34%, 5/07/10(a)	2,540	2,540,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.36%, 5/07/10(a)	2,800	2,800,000
Phoenix GO Municipal Trust Receipts Floaters Series 2007-2012 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.31%, 5/07/10(a)(b)	500	500,000
Phoenix IDA Multi-Family Housing RB (Westward Home Apartments Project) Series 2003A AMT VRDN (Fleet National Bank LOC),
0.35%, 5/07/10(a)	2,320	2,320,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA),
0.35%, 5/07/10(a)	5,710	5,710,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.39%, 5/07/10(a)	13,100	13,100,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank Plc Liquidity Facility),
0.31%, 5/07/10(a)(b)	2,500	2,500,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC),
0.30%, 5/07/10(a)	4,475	4,475,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.33%, 5/07/10(a)	2,270	2,270,000
Yavapai County IDA Hospital Facilities RB (Northern Arizona Healthcare Project) Series 2009B VRDN (BBVA Bank LOC),
0.33%, 5/07/10(a)	2,900	2,900,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC),
0.30%, 5/07/10(a)	4,600	4,600,000

		64,461,753

Arkansas — 0.5%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA),

0.38%, 5/07/10(a)	5,000	5,000,000

California — 8.7%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. SBPA),
0.26%, 5/07/10(a)	5,600	5,600,000
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	3,200	3,205,994
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 5/03/10(a)	3,000	3,000,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	7,000	7,022,085
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.25%, 5/07/10(a)	27,800	27,800,000
East Bay Municipal Utility District Water System Series 2010 TECP:
0.39%, 5/17/10	10,000	10,000,000
0.45%, 6/10/10	8,000	8,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.37%, 5/07/10(a)(b)	1,008	1,008,000
Los Angeles GO Series 2009A TRAN,
2.50%, 6/30/10	7,500	7,520,782
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	10,000	10,042,487
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10(a)	1,000	1,000,000

		84,199,348

Colorado — 0.4%
Colorado Housing & Finance Authority RB (Single Family Project) Series 2002C-3 AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.40%, 5/07/10(a)	4,000	4,000,000

Florida — 4.6%
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC),
0.40%, 5/07/10(a)	11,795	11,795,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P VRDN (Citibank N.A. LOC),
0.35%, 5/07/10(a)	3,000	3,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 5/07/10(a)	$1,050	$1,050,000
Miami-Dade County RB SPEARS (Capital Asset Acquisition) Series 2008DBE-538 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.30%, 5/07/10(a)(b)	2,220	2,220,000
Orange County Educational Facilities Authority RB (Rollins College Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.26%, 5/03/10(a)	6,960	6,960,000
Orlando Utilities Commission Utilities System RB Series 2009B-1 MB,
2.00%, 6/01/10	10,000	10,013,111
Volusia County School Board GO Series 2009 TAN,
3.00%, 9/07/10	10,000	10,089,299

		45,127,410

Georgia — 1.0%
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC),
0.37%, 5/07/10(a)	2,400	2,400,000
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.30%, 5/07/10(a)	4,700	4,700,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 5/07/10(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 5/07/10(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.52%, 5/07/10(a)	1,000	1,000,000

		10,100,000

Illinois — 7.4%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.41%, 5/07/10(a)	2,355	2,355,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
0.42%, 5/07/10(a)(b)	1,490	1,490,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC),
0.65%, 5/07/10(a)	2,615	2,615,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.41%, 5/07/10(a)	1,670	1,670,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.45%, 5/07/10(a)	2,870	2,870,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.60%, 5/07/10(a)	11,100	11,100,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	9,100	9,100,000
Illinois Toll Highway Authority RB Series 2007A-2 VRDN (Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	12,000	12,000,000
Illinois Toll Highway Authority RB Series 2008A-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.31%, 5/07/10(a)	5,600	5,600,000
Metropolitan Pier & Exposition Authority Dedicated State Tax RB SPEARS (McCormick Place Expansion Project) Series 2007DB-453 VRDN (Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,665	3,665,000
Metropolitan Pier & Exposition Authority RB Municipal Trust Receipts Floaters Series 2003-165 VRDN (Societe Generale Liquidity Facility),
0.35%, 5/07/10(a)(b)	17,500	17,500,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty),
0.75%, 1/25/11(a)	2,100	2,100,000

		72,065,000

Indiana — 1.8%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC),
0.85%, 5/07/10(a)	1,040	1,040,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.42%, 5/07/10(a)	2,150	2,150,000
Indiana Finance Authority RB (Ascension Senior Credit Group Project) Series 2008E-7 MB,
0.33%, 6/15/10	6,510	6,510,000

IPS Multi-School Building Corp. RB Municipal Trust Receipts Floaters Series 2007 ROC-RR-II-R-885WF VRDN (State Aid Withholding Insurance, Wells Fargo & Co. Liquidity Agreement, Wells Fargo & Co. Guaranty),

0.31%, 5/07/10(a)(b)	7,510	7,510,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
1.00%, 5/07/10(a)	200	200,000

		17,410,000

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC),
0.50%, 5/07/10(a)	1,000	1,000,000
Iowa Finance Authority Senior RB (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	1,000	1,002,815

		2,002,815

Kentucky — 0.4%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC),
0.39%, 5/07/10(a)	510	510,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC),
0.39%, 5/07/10(a)	795	795,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC),
0.85%, 5/07/10(a)	2,480	2,480,000

		3,785,000

Louisiana — 1.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.45%, 5/03/10(a)	2,400	2,400,000
See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	25

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.45%, 5/07/10(a)	$6,000	$6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC),
0.55%, 5/07/10(a)	935	935,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.35%, 5/07/10(a)	8,500	8,500,000

		17,835,000

Maryland — 2.0%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	3,470	3,470,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 5/07/10(a)	5,355	5,355,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 5/07/10(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 5/03/10(a)	220	220,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 5/07/10(a)	1,000	1,000,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 5/07/10(a)	1,900	1,900,000

		18,945,000

Massachusetts — 2.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.39%, 11/26/10(a)	1,000	1,000,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2008U-6A VRDN (Bank of America N.A. LOC),
0.25%, 5/03/10(a)	11,000	11,000,000
Massachusetts GO Series 2006A VRDN (Dexia Credit Local SBPA),
0.32%, 5/03/10(a)	5,400	5,400,000
Massachusetts Industrial Finance Agency RB (Lightolier Inc. Project) Series 1990 VRDN (Bank of America N.A. LOC),
0.32%, 5/07/10(a)	3,700	3,700,000
Massachusetts RB Municipal Trust Receipts Floaters Series 2005-3058 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.55%, 5/07/10(a)(b)	2,700	2,700,000

		23,800,000

Michigan — 5.6%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.35%, 5/07/10(a)	9,000	9,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.39%, 11/26/10(a)	3,000	3,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA),
0.40%, 5/07/10(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.90%, 5/07/10(a)	2,600	2,600,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.85%, 5/07/10(a)	2,400	2,400,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.32%, 5/07/10(a)	35,420	35,420,000

		54,820,000

Mississippi — 0.7%
Mississippi Business Finance Corp. RB (Mississippi Power Co. Project) Series 1999 AMT VRDN,
0.32%, 5/03/10(a)	6,500	6,500,000

Missouri — 0.7%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC),
0.55%, 5/07/10(a)	2,325	2,325,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.45%, 5/07/10(a)	4,000	4,000,000

		6,325,000

Nevada — 0.7%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,
2.50%, 7/15/10	7,000	7,023,577

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC),
0.69%, 5/07/10(a)	485	485,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 5/07/10(a)	1,325	1,325,000

		1,810,000

New Jersey — 4.4%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	3,363	3,392,778
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	1,400	1,407,913
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	10,000	10,089,543
New Jersey Economic Development Authority RB (School Facilities Construction Project) Series 2008V-2 VRDN (Dexia Credit Local LOC),
0.35%, 5/07/10(a)	10,300	10,300,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.55%, 5/07/10(a)(b)	2,015	2,015,000

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.55%, 5/07/10(a)(b)	$1,480	$1,480,000
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	5,000	5,013,151
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2005-2493 VRDN (Dexia Credit Local SBPA, Dexia Credit Local Guaranty),
0.55%, 5/07/10(a)(b)	1,500	1,500,000
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	200	200,926
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	2,900	2,912,524
Woodbridge Township GO Series 2009 BAN,
1.50%, 7/02/10	4,000	4,005,055

		42,316,890

New York — 13.5%
Beekmantown Central School District GO Notes Series 2010 BAN,
1.00%, 7/16/10	6,055	6,060,481
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.36%, 5/07/10(a)	18,300	18,300,000
Metropolitan Transportation Authority RB Series 2008A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 5/07/10(a)	5,000	5,000,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.24%, 5/03/10(a)	39,585	39,585,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008I-2-5 AMT VRDN,
0.72%, 5/03/10(a)	5,000	5,000,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2009L Municipal Put Bonds,
0.40%, 12/15/10(a)	500	500,000
New York City Housing Development Corp. RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.33%, 5/07/10(a)(b)	7,000	7,000,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	27,000	27,000,000
New York Mortgage Agency Homeowner Mortgage RB Series 2007-147 VRDN (Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	21,500	21,500,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC),
0.69%, 5/07/10(a)	605	605,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.42%, 5/07/10(a)	1,195	1,195,000

		131,745,481

North Carolina — 1.1%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC),
0.50%, 5/07/10(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.48%, 5/07/10(a)	1,120	1,120,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.36%, 5/07/10(a)(b)(c)	1,785	1,785,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.30%, 5/07/10(a)	5,285	5,285,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 5/07/10(a)	1,065	1,065,000

		10,705,000

Ohio — 1.3%
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,006,486
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.33%, 5/07/10(a)	1,600	1,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.49%, 5/07/10(a)	1,300	1,300,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	2,900	2,900,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.64%, 5/07/10(a)	2,160	2,160,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.30%, 5/07/10(a)	2,660	2,660,000
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN,
1.00%, 10/08/10	1,000	1,002,004

		12,628,490

Oklahoma — 0.4%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America LOC),
0.47%, 5/07/10(a)	2,850	2,850,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2003 AMT VRDN (ConocoPhillips Co. Guaranty),
0.31%, 5/07/10(a)	1,000	1,000,000

		3,850,000

Pennsylvania — 15.0%

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.30%, 5/07/10(a)	7,000	7,000,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.45%, 5/07/10(a)	300	300,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.30%, 5/07/10(a)	23,900	23,900,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.30%, 5/07/10(a)	21,900	21,900,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	27

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.28%, 5/07/10(a)	$1,500	$1,500,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.28%, 5/07/10(a)	1,000	1,000,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.32%, 5/07/10(a)	8,200	8,200,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.32%, 5/07/10(a)	20,200	20,200,000
Pennsylvania Housing Finance Agency RB Series 2006-94B VRDN (GO of Agency Insurance, Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	19,815	19,815,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	14,000	14,000,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank LOC),
0.27%, 5/07/10(a)	8,500	8,500,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	19,845	19,845,000

		146,160,000

Puerto Rico — 2.0%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 5/07/10(a)	15,000	15,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2005-3189 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.55%, 5/07/10(a)(b)	2,800	2,800,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 5/07/10(a)	1,500	1,500,000

		19,300,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.41%, 5/07/10(a)	3,800	3,800,000

Tennessee — 0.8%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 5/07/10(a)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC),
0.60%, 5/07/10(a)	520	520,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.45%, 11/26/10(a)	5,300	5,300,000

		8,110,000

Texas — 5.6%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.45%, 5/07/10(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN,
0.24%, 5/03/10(a)	50	50,000
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility),
0.34%, 5/07/10(a)(b)	12,570	12,570,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.45%, 5/07/10(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (Ginnie Mae/Fannie Mae Guaranty, Wells Fargo Bank N.A. SBPA),
0.37%, 5/07/10(a)(b)	690	690,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA),
0.33%, 5/07/10(a)(b)	2,400	2,400,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	205	206,955
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	30,000	30,203,415

		54,120,370

Virginia — 3.7%
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	1,000	1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA),
0.28%, 5/07/10(a)	23,120	23,120,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.42%, 11/26/10(a)	1,500	1,500,000
Norfolk Economic Development Authority Hospital Facilities RB (Sentara Healthcare Project) Series 2009A Mandatory Put Bonds,
0.23%, 5/05/10	1,000	1,000,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.56%, 5/07/10(a)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.29%, 5/03/10(a)	3,000	3,000,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.37%, 5/07/10(a)(b)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.37%, 5/07/10(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
1.10%, 5/07/10(a)	20	20,000

		35,490,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington — 1.1%
Port of Seattle RB Municipal Trust Receipts Floaters Series 2009-3003 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 5/07/10(a)(b)	$10,425	$10,425,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.45%, 5/07/10(a)	120	120,000

		10,545,000

West Virginia — 1.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2009A VRDN (Royal Bank of Scotland LOC),
0.30%, 5/07/10(a)	3,000	3,000,000
West Virginia State Parkways Economic Development & Tourism Authority RB Series 2008 (GO of Authority, Dexia Credit Local SBPA),
0.31%, 5/07/10(a)	7,800	7,800,000

		10,800,000

Wisconsin — 0.8%
Green Bay Area Public School District RB Series 2009 TRAN,
2.00%, 6/25/10	4,000	4,009,357
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.55%, 5/07/10(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC),
0.85%, 5/07/10(a)	1,540	1,540,000

		7,934,357

Wyoming — 0.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank N.A. LOC),
0.50%, 5/07/10(a)	4,000	4,000,000
Closed-End Investment Companies
Multi-State — 1.3%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),
0.45%, 5/07/10(a)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.45%, 5/07/10(a)	2,900	2,900,000

		12,700,000

Total Investments (Cost $976,855,491*) — 100.4%		976,855,491
Liabilities in Excess of Other Assets — (0.4)%		(4,375,118)

Net Assets — 100.0%		$972,480,373

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$976,855,491	—	$976,855,491

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	29

Schedule of Investments April 30, 2010 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.6%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC, First Commercial Bank LOC),
0.33%, 5/07/10(a)	$6,640	$6,640,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 (Southern Companies Guaranty),
1.40%, 7/15/10(a)	7,500	7,500,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2009 MB (Southern Companies Guaranty),
1.40%, 3/19/11(a)	2,900	2,900,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC, Columbus Bank & Trust LOC),
0.30%, 5/07/10(a)	13,800	13,800,000

		30,840,000

Alaska — 0.2%
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.31%, 5/07/10(a)(b)	10,365	10,365,000

Arizona — 1.0%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.34%, 5/07/10(a)(b)	9,395	9,395,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)	775	775,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.39%, 5/07/10(a)	11,100	11,100,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 5/07/10(a)(b)	4,850	4,850,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Sovereign Bank FSB LOC, Banco Santander LOC),
0.30%, 5/07/10(a)	13,725	13,725,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.33%, 5/07/10(a)	7,400	7,400,000

		47,245,000

Arkansas — 0.0%
Fort Smith Sales & Use Tax RB Series 2010 MB,
2.00%, 9/01/10	1,330	1,336,254

California — 8.4%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-2 VRDN (Lloyds Banking Group Plc Liquidity Facility),
0.22%, 5/07/10(a)	30,000	30,000,000
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN,
2.00%, 6/30/10	5,900	5,914,180
California GO (Daily Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC),
0.24%, 5/03/10(a)	24,930	24,930,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
0.35%, 5/07/10(a)(b)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.35%, 5/07/10(a)(b)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Insurance, Dexia Credit Local Liquidity Facility),
0.50%, 5/07/10(a)(b)	109,930	109,930,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	31,900	32,000,646
East Bay Municipal Utility District Water System Series 2010 TECP,
0.39%, 5/17/10	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.37%, 5/07/10(a)(b)	27,361	27,361,000
Los Angeles GO Series 2009 TRAN,
2.50%, 5/28/10	24,800	24,837,074
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	12,900	12,949,899
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 VRDN (Citibank N.A. LOC),
0.28%, 5/03/10(a)	20,500	20,500,000
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10(a)	6,500	6,500,000
San Francisco County Transportation TECP:
0.35%, 6/09/10	50,250	50,250,000
0.40%, 8/12/10	4,585	4,585,000

		405,057,799

Colorado — 4.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.32%, 5/07/10(a)	9,930	9,930,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.32%, 5/07/10(a)	6,180	6,180,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	3,170	3,170,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	22,485	22,485,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	32,330	32,330,000
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC),
0.30%, 5/07/10(a)	5,875	5,875,000

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Colorado Health Facilities Authority RB (Frasier Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	$8,000	$8,000,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006-1B2 VRDN (Federal Home Loan Bank SBPA),
0.28%, 5/07/10(a)	5,125	5,125,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.34%, 5/07/10(a)	5,750	5,750,000
Colorado RB Series 2010 TRAN (State Aid Withholding Insurance),
1.50%, 8/12/10	6,900	6,924,094
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	49,500	49,500,000
Colorado Springs Utilities RB Series 2009C VRDN (Bank of Nova Scotia SBPA),
0.28%, 5/07/10(a)	11,000	11,000,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	8,625	8,625,000
Denver COP Series 2000A MB,
5.50%, 5/03/10	2,325	2,325,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 VRDN (U.S. Bank N.A. LOC),
0.30%, 5/07/10(a)	9,800	9,800,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.31%, 5/07/10(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	3,200	3,200,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.31%, 5/07/10(a)	3,100	3,100,000

		206,799,094

Connecticut — 0.9%
Connecticut GO Series 2010A BAN,
2.00%, 5/19/11	7,250	7,367,536
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2005Y-3 VRDN,
0.24%, 5/03/10(a)	30,000	30,000,000
Waterford Township GO Series 2009 BAN,
1.50%, 8/12/10	4,900	4,913,338

		42,280,874

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 5/07/10(a)	2,115	2,115,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 5/07/10(a)	2,125	2,125,000

		4,240,000

District of Columbia — 1.6%
District of Columbia GO Municipal Trust Receipts Floaters Series 2008-2934 VRDN (HypoVereinsbank Liquidity Facility, UniCredit SpA Guaranty),
0.40%, 5/07/10(a)(b)(c)	10,875	10,875,000
District of Columbia GO Series 2008C-1 VRDN (TD Bank N.A. LOC),
0.30%, 5/07/10(a)	8,000	8,000,000
District of Columbia RB (American Assoc. Homes & Services Project) Series 2005A VRDN (Sovereign Bank LOC, Unicredito Italiano SpA LOC),
0.65%, 5/07/10(a)	11,090	11,090,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	3,230	3,230,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2009B VRDN (TD Bank N.A. LOC),
0.26%, 5/07/10(a)	8,050	8,050,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	4,000	4,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2008-57C VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)(b)	24,995	24,995,000

		79,040,000

Florida — 7.5%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 5/07/10(a)(b)(c)	6,148	6,147,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC),
0.30%, 5/07/10(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	7,075	7,075,000
Florida State Board of Education GO (Capital Outlay Project) Series 2005D MB,
5.00%, 6/01/10	1,035	1,039,020
Florida State Board of Education GO (Capital Outlay Project) Series 2008C MB,
5.00%, 6/01/10	5,320	5,340,587
Florida State Board of Education GO (Public Education Project) Series 2000E MB,
5.62%, 6/01/10	3,000	3,043,645
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	3,925	3,925,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	10,325	10,325,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007D VRDN (Bank of America N.A. LOC),
0.31%, 5/07/10(a)	32,950	32,950,000
Jacksonville Economic Development Commission Hospital RB (Shands Medical Center Inc. Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/07/10(a)	12,400	12,400,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (continued)
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	$7,800	$7,800,000
JEA Electrical System RB Series 2008-3B1 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	18,665	18,665,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A VRDN (Bank of America N.A. LOC),
0.31%, 5/07/10(a)	17,125	17,125,000
Lee Memorial Health System RB Series 2009C VRDN (Northern Trust Co. LOC),
0.28%, 5/07/10(a)	1,930	1,930,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	15,355	15,355,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.31%, 5/07/10(a)(b)	7,410	7,410,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)(b)	2,530	2,530,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A VRDN (Branch Banking & Trust Co. LOC),
0.29%, 5/07/10(a)	7,400	7,400,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	65,900	65,900,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 5/07/10(a)	20,000	20,000,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.31%, 5/07/10(a)(b)	8,000	8,000,000
Orlando Utilities Commission Utilities System RB Series 2009B-1 MB,
2.00%, 6/01/10	43,000	43,056,376
Palm Beach County Housing Finance Authority RB (Emerald Bay Club Apartments Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	9,500	9,500,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.30%, 5/07/10(a)	19,530	19,530,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.33%, 5/07/10(a)	7,700	7,700,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	2,765	2,765,000
Palm Beach RB Series 2008 MB,
4.00%, 5/03/10	1,020	1,020,000
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC),
0.29%, 5/07/10(a)	9,750	9,750,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.31%, 5/07/10(a)(b)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	1,035	1,035,000

		360,452,128

Georgia — 1.6%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 2009-1st VRDN,
0.25%, 5/03/10(a)	23,275	23,275,000
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank Guaranty),
0.30%, 5/07/10(a)	2,100	2,100,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	3,000	3,000,000
Gainesville & Hall County Development Authority RB (Senior Living Facility—Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC),
0.25%, 5/03/10(a)	7,700	7,700,000
Georgia Municipal Electric Authority RB (Georgia Power Co. Plant Vogtle Project) Series 2009A BAN:
1.50%, 5/25/10	6,950	6,954,087
2.00%, 6/21/10	12,760	12,786,934
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.30%, 5/07/10(a)	7,000	7,000,000
Georgia RB Series 2000D MB,
5.00%, 10/01/10	250	254,875
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	11,530	11,530,000

		75,600,896

Hawaii — 0.0%
Hawaii Department of Budget & Finance RB (Hawaii Pacific Health Project) Series 2009A-2 VRDN (Union Bank N.A. LOC),
0.28%, 5/07/10(a)	2,500	2,500,000

Idaho — 0.3%
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009B VRDN (Harris N.A. LOC),
0.30%, 5/07/10(a)	13,000	13,000,000

Illinois — 3.9%
Chicago Board of Education GO Series 2010-B VRDN (JPMorgan Chase Bank LOC),
0.24%, 5/03/10(a)	13,800	13,800,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC),
0.25%, 5/03/10(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC),
0.25%, 5/03/10(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,270	3,270,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	2,125	2,138,927

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC),
0.29%, 5/07/10(a)	$11,000	$11,000,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC),
0.29%, 5/07/10(a)	5,900	5,900,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA),
0.27%, 5/03/10(a)	20,800	20,800,000
Illinois Finance Authority RB (Rest Haven Christian Service Project) Series 2005B VRDN (Banco Santander LOC, Soveriegn Bank FSB LOC),
0.30%, 5/07/10(a)	645	645,000
Illinois Finance Authority RB (The Landing at Plymouth Place Project) Series 2005B VRDN (Banco Santander LOC, Soveriegn Bank FSB LOC),
0.30%, 5/07/10(a)	10,000	10,000,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	52,245	52,245,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	40,000	40,000,000
Regional Transit Authority RB Series 2005-B1 VRDN (RTA Guaranty),
0.75%, 1/25/11(a)	16,200	16,200,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.30%, 5/07/10(a)(b)	2,420	2,420,000

		190,053,927

Indiana — 2.7%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.29%, 5/07/10(a)	1,800	1,800,000
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2008E-8 MB,
0.33%, 6/15/10(a)	5,750	5,750,000
Indiana Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2009E-4 MB,
0.39%, 5/17/10(a)	8,000	8,000,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.29%, 5/03/10(a)	20,100	20,100,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC),
0.30%, 5/07/10(a)	12,665	12,665,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-5 VRDN (Bank of New York SBPA),
0.27%, 5/03/10(a)	66,950	66,950,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.32%, 5/07/10(a)	5,345	5,345,000
Indiana Health Facilities Financing Authority RB (Ascension Health Project) Series 2003E-6,
0.39%, 3/15/11(a)	6,000	6,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)	4,860	4,860,000

		131,470,000

Iowa — 0.3%
Iowa Finance Authority Senior RB (Iowa School Project) Series 2009A RAN,
2.50%, 6/23/10	7,350	7,370,690
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (LaSalle Bank N.A. LOC),
0.27%, 5/03/10(a)	8,000	8,000,000

		15,370,690

Kansas — 0.3%
Kansas Development Finance Authority RB (Village Shalom Obligated Group Project) Series 1988BB VRDN (Banco Santander LOC, Sovereign Bank FSB LOC),
0.30%, 5/03/10(a)	10,085	10,085,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility),
0.32%, 5/07/10(a)	3,850	3,850,000

		13,935,000

Kentucky — 0.2%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.28%, 5/07/10(a)	3,255	3,255,000
Lexington-Fayette Urban County Government GO Series 2009C BAN,
1.00%, 7/15/10	8,000	8,005,221

		11,260,221

Louisiana — 3.0%
Eclipse Funding Trust RB (Solar Eclipse Project) Series 2007-0042 VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)(b)	21,200	21,200,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.40%, 5/07/10(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.42%, 5/07/10(a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Christus Health Project) Series 2009B-1 VRDN (Bank of New York LOC),
0.28%, 5/07/10(a)	3,000	3,000,000
Louisiana Public Facilities Authority RB (Dynamic Fuels LLC Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.26%, 5/03/10(a)	30,000	30,000,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.50%, 5/07/10(a)	27,040	27,040,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.35%, 5/07/10(a)	41,500	41,500,000
St. James Parish RB (Nustar Logistics Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	10,000	10,000,000

		145,375,000

Maryland — 0.8%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 5/07/10(a)	4,465	4,465,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	1,975	1,975,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC),
0.30%, 5/07/10(a)	$6,240	$6,240,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.37%, 5/07/10(a)	3,410	3,410,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 5/07/10(a)	1,560	1,560,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	1,875	1,875,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	4,105	4,105,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers Traders & Trust LOC),
0.35%, 5/07/10(a)	3,150	3,150,000
Maryland Health & Higher Educational Facilities Authority RB (Pickersgill Project) Series 2005A VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. SBPA),
0.30%, 5/07/10(a)	3,280	3,280,000
Maryland Industrial Development Financing Authority RB (Occidental Pete Corp. Project) Series 2010 VRDN,
0.29%, 5/07/10(a)	4,300	4,300,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 5/07/10(a)	2,220	2,220,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 5/07/10(a)	2,300	2,300,000

		38,880,000

Massachusetts — 2.7%
Massachusetts Bay Transportation Authority RB Series 2000A MB,
5.75%, 7/01/10	1,110	1,119,705
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.39%, 11/26/10(a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2008U-6A VRDN (Bank of America N.A. LOC),
0.25%, 5/03/10(a)	6,800	6,800,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.39%, 5/07/10(a)	49,175	49,175,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 VRDN (Sovereign Bank LOC, JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	4,130	4,130,000
Massachusetts Development Finance Agency RB (ISO New England, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC),
0.28%, 5/07/10(a)	2,280	2,280,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.31%, 5/07/10(a)	64,275	64,275,000

		129,779,705

Michigan — 2.3%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.35%, 5/07/10(a)	27,235	27,235,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
0.32%, 5/07/10(a)	6,900	6,900,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN,
0.39%, 5/07/10(a)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.39%, 11/26/10(a)	4,520	4,520,000
Michigan Municipal Bond Authority RB Series 2009C-2 BAN (JPMorgan Chase Bank LOC),
2.50%, 8/20/10	9,600	9,647,762
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 1999B-1 MB,
0.28%, 7/06/10(a)	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC),
0.35%, 5/07/10(a)	2,300	2,300,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.32%, 5/07/10(a)	46,395	46,395,000

		109,997,762

Mississippi — 0.4%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC),
0.31%, 5/07/10(a)	14,650	14,650,000
Mississippi Business Finance Corp. RB (Renaissance Project) Series 2009 VRDN (Regions Bank LOC, Federal Home Loan Bank LOC),
0.29%, 5/07/10(a)	4,100	4,100,000

		18,750,000

Missouri — 0.3%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series 2009C-5 MB,
0.39%, 5/17/10(a)	12,500	12,500,000

Multi-State — 0.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility),
0.45%, 5/07/10(a)(b)(c)	12,700	12,700,000

Nebraska — 0.2%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 5/07/10(a)(b)	8,500	8,500,000
Omaha GO Series 2000-A,
6.50%, 12/01/10	1,000	1,036,344

		9,536,344

Nevada — 1.2%
Clark County Airport System Subordinate Lien RB Series 2009A RAN,	46,000	46,154,931
2.50%, 7/15/10
Clark County of Nevada GO Series 2000,
5.50%, 7/01/10	1,000	1,008,681
Clark County of Nevada GO Series 2000 NATL-RE,
5.50%, 7/01/10	1,000	1,008,681

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nevada (concluded)
Clark County School District GO Series 2000A MB,
6.00%, 6/15/10	$1,000	$1,006,691
Clark County School District GO SPEARS Series 2008DBE-668 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	7,125	7,125,000

		56,303,984

New Hampshire — 0.8%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.29%, 5/03/10(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.27%, 5/07/10(a)	3,800	3,800,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.27%, 5/07/10(a)	4,165	4,165,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2003 VRDN (Fleet National Bank LOC),
0.30%, 5/07/10(a)	3,080	3,080,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	23,700	23,700,000

		40,745,000

New Jersey — 4.4%
New Jersey Economic Development Authority RB (Facilities Construction Project) Sub-Series 2006R-1 VRDN (Bank of Nova Scotia LOC),
0.25%, 5/03/10(a)	26,730	26,730,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC),
0.24%, 5/03/10(a)	22,800	22,800,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.37%, 5/07/10(a)(b)(c)	8,562	8,562,500
New Jersey Economic Development Authority RB Series 2009A RAN,
2.50%, 6/18/10	31,850	31,932,866
New Jersey Educational Facilities Authority RB (Princenton University Project) Series 2000E MB,
5.25%, 7/01/10	2,885	2,908,743
New Jersey GO Series 2009 TRAN,
2.50%, 6/24/10	58,000	58,168,696
New Jersey Health Care Facilities Financing Authority RB (Children Specialized Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 5/07/10(a)	7,580	7,580,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.37%, 5/07/10(a)(b)(c)	5,200	5,200,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC),
0.32%, 5/07/10(a)	19,500	19,500,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.29%, 5/07/10(a)(b)	21,750	21,750,000
North Brunswick Township GO Series 2010A BAN,
1.50%, 8/13/10	5,600	5,619,489

		210,752,294

New York — 13.3%
Branch Banking & Trust GO Municipal Trust Receipts Floaters 2007-2049 VRDN (AGM Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.34%, 5/07/10(a)(b)	205	205,000
Cohoes Industrial Development Agency RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 5/07/10(a)	28,750	28,750,000
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.36%, 5/07/10(a)	65,000	65,000,000
Metropolitan Transportation Authority RB Series 2002D-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 5/07/10(a)	27,885	27,885,000
Metropolitan Transportation Authority RB Series 2005G VRDN (BNP Paribas LOC),
0.23%, 5/07/10(a)	13,200	13,200,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (AGM Insurance, Citibank N.A. SBPA),
0.31%, 5/07/10(a)(b)	21,860	21,860,000
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	37,500	37,902,933
New York City GO Series 2008L-3 VRDN (Bank of America N.A. SBPA),
0.19%, 5/03/10(a)	50,000	50,000,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.24%, 5/03/10(a)	28,300	28,300,000
New York City Housing Development Corp. RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.33%, 5/07/10(a)(b)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2005AA-2 VRDN (Dexia Credit Local SBPA),
0.25%, 5/03/10(a)	24,505	24,505,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.24%, 5/03/10(a)	24,000	24,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.24%, 5/03/10(a)	35,385	35,385,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America LOC),
0.36%, 5/07/10(a)	4,600	4,600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.26%, 5/07/10(a)	38,500	38,500,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 VRDN (TD Bank N.A. LOC),
0.29%, 5/07/10(a)	4,000	4,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN,
0.28%, 5/07/10(a)	70,280	70,280,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	66,000	66,000,000
New York State Housing Finance Agency Service RB Series 2003C VRDN (Credit Locale de France LOC),
0.28%, 5/07/10(a)	34,700	34,700,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York TOB Asset Securitization Corp. RB Series 2000A,
6.25%, 7/15/10	$1,165	$1,190,624
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA),
0.33%, 5/03/10(a)	41,315	41,315,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.33%, 5/07/10(a)(b)	7,055	7,055,000
Troy IDA Civic Facilities RB (Rensselaer Polytechnic Institute Project) Series 2002B VRDN (JPMorgan Chase & Co. LOC),
0.28%, 5/07/10(a)	8,500	8,500,000

		643,133,557

North Carolina — 3.5%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 5/07/10(a)(b)	17,400	17,400,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 5/07/10(a)(b)	7,100	7,100,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	235	235,000
Mecklenburg County GO Series 2009D VRDN,
0.40%, 11/26/10(a)	3,455	3,455,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	6,960	6,960,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.55%, 5/07/10(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	2,715	2,715,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.30%, 5/07/10(a)	12,200	12,200,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.30%, 5/07/10(a)	17,420	17,420,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	7,000	7,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN,
0.27%, 5/07/10(a)	35,200	35,200,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 5/07/10(a)	18,100	18,100,000
Raleigh RB Series 2009 VRDN,
0.40%, 11/26/10(a)	2,210	2,210,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.29%, 5/07/10(a)(b)	670	670,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	7,900	7,900,000

		170,515,000

North Dakota — 0.2%
Grand Forks Hospital Facilities RB (United Hospital Obligation Group Project) Series 1992 VRDN (LaSalle Bank N.A. LOC),
0.27%, 5/03/10(a)	8,435	8,435,000

Ohio — 3.6%
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.31%, 5/07/10(a)	7,065	7,065,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.30%, 5/07/10(a)(b)	700	700,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	1,400	1,400,000
Columbus Water System RB Series 1999,
5.00%, 11/01/10	1,000	1,023,617
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	1,650	1,650,000
Green GO Series 2009 BAN,
1.75%, 7/09/10	5,000	5,010,322
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.30%, 5/07/10(a)	280	280,000
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	4,000	4,000,000
Lucas County GO (Arena Improvement Project) Series 2009 BAN,
1.00%, 7/22/10	13,500	13,509,008
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.29%, 5/07/10(a)	6,300	6,300,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB,
5.00%, 10/01/10	$1,480	$1,508,541
Ohio GO (Adjustment Common School Project) Series 2006B VRDN,
0.28%, 5/07/10(a)	19,700	19,700,000
Ohio GO (Common Schools Project) Series 2007A MB,
5.00%, 6/15/10	2,170	2,182,333
Ohio GO (Conservation Project) Series 2002A MB,
5.25%, 3/01/11	650	676,482
Ohio Higher Educational Facility Commission RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	1,295	1,295,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	3,500	3,500,000
Ohio RB (Major New State Infrastructure Project) Series 2004-1 MB,
5.00%, 6/15/10	3,730	3,750,104
Ohio RB (Major New State Infrastruture Project) Series 2002 MB,
5.00%, 6/15/10	400	402,371
Ohio State University RB Series 2005A MB,
5.00%, 6/01/10	1,000	1,003,915
Ohio State University Series 2010:
0.20%, 7/08/10	25,000	25,000,000
0.20%, 7/12/10	25,000	25,000,000
Ohio Turnpike Commission RB (Highway Revenue Tolls) Series 2001A,
5.50%, 2/15/11	3,000	3,121,993
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	4,800	4,800,000
Sidney GO Series 2009 BAN,
1.50%, 6/23/10	1,570	1,571,150
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.30%, 5/07/10(a)	12,350	12,350,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.35%, 5/07/10(a)	10,865	10,865,000
Vantage Career Center Joint Vocational School District GO Series 2010 BAN,
1.40%, 9/08/10	5,000	5,014,964
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN,
1.00%, 10/08/10	4,200	4,208,414
Wooster GO Series 2010 BAN,
1.00%, 10/15/10	5,380	5,394,925

		172,283,139

Oregon — 0.7%
Clackamas County Hospital Facility Authority RB (Mary’s Woods Senior Living Facility Project) Series 2005 VRDN (Sovereign Bank FSB LOC, Banco Santander LOC),
0.30%, 5/07/10(a)	20,000	20,000,000
Clackamas County Hospital Facility Authority RB (Willamette Project) Series 2005A-1 VRDN (Banco Santander LOC, Sovereign Bank FSB LOC),
0.30%, 5/07/10(a)	5,000	5,000,000
Lane Community College GO Series 2009 (School Board Guaranty Insurance),
2.50%, 6/15/10	3,985	3,995,034
Portland RB Series 2007A MB,
5.00%, 6/01/10	7,370	7,398,131

		36,393,165

Pennsylvania — 4.1%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	2,185	2,185,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.30%, 5/07/10(a)	10,000	10,000,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.30%, 5/07/10(a)	17,200	17,200,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Bank of America N.A. SBPA),
0.25%, 5/03/10(a)	25,750	25,750,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	6,800	6,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.29%, 5/03/10(a)	11,865	11,865,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.29%, 5/03/10(a)	42,100	42,100,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.25%, 5/03/10(a)	1,150	1,150,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase & Co. LOC),
0.30%, 5/07/10(a)	3,220	3,220,000
Pennsylvania GO Series 2009 TAN,
1.50%, 6/30/10	10,000	10,019,768
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.28%, 5/07/10(a)	7,140	7,140,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.30%, 5/07/10(a)	5,910	5,910,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wachovia Bank N.A. SBPA),
0.24%, 5/03/10(a)	38,825	38,825,000
Philadelphia School District GO Series 2008C-1 VRDN (TD Bank N.A. LOC),
0.30%, 5/07/10(a)	5,300	5,300,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B VRDN (Sovereign Bank FSB, Banco Santander Guaranty),
0.30%, 5/07/10(a)	8,865	8,865,000

		196,329,768

Puerto Rico — 0.9%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 5/07/10(a)	27,300	27,300,000
Commonwealth of Puerto Rico GO Series 2004B-3 VRDN (FSA Insurance, Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	18,800	18,800,000

		46,100,000

South Carolina — 1.4%
Berkeley County GO Series 2009 BAN,
1.25%, 5/28/10	9,200	9,205,213

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
South Carolina (concluded)
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	$52,500	$52,500,000
Richland County School District No. 2 GO Series 2009 MB (South Carolina School District Insurance),
4.00%, 5/03/10	5,800	5,800,000
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	200	200,000

		67,705,213

Tennessee — 2.9%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	3,100	3,100,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	6,000	6,000,000
Jackson Energy Authority RB Series 2009 VRDN (Bank of America N.A. LOC),
0.36%, 5/07/10(a)	10,425	10,425,000
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB,
6.30%, 8/01/10	3,460	3,509,043
Memphis GO Series 2009 BAN,
2.00%, 5/18/10	5,180	5,183,528
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Project) Series 2001 VRDN,
0.45%, 11/26/10(a)	14,000	14,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.36%, 5/07/10(a)	8,690	8,690,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.30%, 5/07/10(a)(b)	63,985	63,985,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility),
0.32%, 5/07/10(a)	22,970	22,970,000

		137,862,571

Texas — 10.6%
Austin Water & Wastewater System RB Series 2000 MB,
5.75%, 5/15/10	1,000	1,002,033
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.31%, 5/07/10(a)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	1,800	1,800,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 5/07/10(a)(b)(c)	8,070	8,070,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN,
0.24%, 5/03/10(a)	12,300	12,300,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.30%, 5/07/10(a)	25,820	25,820,000
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 5/07/10(a)	7,000	7,029,910
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.31%, 5/07/10(a)	4,950	4,950,000
Houston Utility System RB (First Lien Water Revenue) Series 2004B1-4 VRDN (Bank of America N.A. LOC),
0.29%, 5/07/10(a)	20,000	20,000,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking LOC),
0.26%, 5/07/10(a)	24,500	24,500,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B4 VRDN (JPMorgan Chase & Co. LOC),
0.29%, 5/07/10(a)	11,750	11,750,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B6 VRDN (Scotia Bank LOC),
0.25%, 5/07/10(a)	18,325	18,325,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	3,940	3,940,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (PSF Guaranty, Citibank N.A. SBPA),
0.31%, 5/07/10(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,225	3,225,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty),
0.29%, 8/16/10(a)	15,610	15,610,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.33%, 5/07/10(a)	1,500	1,500,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)	7,650	7,650,000
Texas Municipal Gas Acquisition & Supply,
0.30%, 5/07/10(a)	36,650	36,650,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 VRDN (Dexia Credit Local Liquidity Facility),
0.46%, 5/07/10(a)(b)	44,400	44,400,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	3,545	3,578,587
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	225,000	226,524,571
University of Texas TECP,
0.24%, 8/12/10	8,171	8,171,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)(c)	$3,450	$3,450,000

		512,561,101

Utah — 0.0%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 5/03/10(a)	500	500,000

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC),
0.29%, 5/03/10(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.27%, 5/07/10(a)	3,700	3,700,000

		6,700,000

Virginia — 1.3%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 5/03/10(a)	17,450	17,450,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	1,580	1,580,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 5/07/10(a)	18,050	18,050,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.42%, 11/26/10(a)	2,000	2,000,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 5/07/10(a)	2,760	2,760,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 5/03/10(a)	3,900	3,900,000
Norfolk Economic Development Authority Hospital Facilities RB (Sentara Healthcare Project) Series 2009A Mandatory Put Bonds,
0.23%, 5/05/10	2,000	2,000,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.29%, 5/03/10(a)	4,000	4,000,000
Virginia Port Authority RB Series 2009 BAN,
2.00%, 5/18/10	10,200	10,207,199

		61,947,199

Washington — 1.0%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	3,370	3,370,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA),
0.30%, 5/07/10(a)	4,000	4,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC),
0.35%, 5/03/10(a)	20,000	20,000,000
Washington Housing Finance Commission RB (Judson Park Project) Series 2007 VRDN (Banco Santander LOC, Sovereign Bank FSB LOC),
0.30%, 5/07/10(a)	14,895	14,895,000

		46,190,000

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	8,000	8,000,000

Wisconsin — 5.7%
Milwaukee City PN GO Series 2010-R4,
1.50%, 12/15/10	27,000	27,190,143
Wisconsin GO TECP,
0.40%, 5/24/10	50,650	50,650,000
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	49,500	49,500,000
Wisconsin RB Series 2009 BAN,
2.50%, 6/15/10	29,000	29,071,892
Wisconsin TECP:
0.40%, 6/03/10	53,000	53,000,000
0.43%, 6/11/10	10,590	10,590,000
0.35%, 7/12/10	28,646	28,646,000
0.35%, 8/09/10	25,000	25,000,000

		273,648,035

Total Investments (Cost $4,814,470,720*) — 99.8%		4,814,470,720
Other Assets Less Liabilities — 0.2%		10,968,939

Net Assets — 100.0%		$4,825,439,659

*	Aggregate cost for federal income tax purposes is $4,814,479,849.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	39

Schedule of Investments (concluded)	MuniFund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$4,814,470,720	—	$4,814,470,720

1	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments April 30, 2010 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 97.3%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty),
0.28%, 5/03/10(a)	$15,200	$15,200,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC),
0.36%, 5/07/10(a)	500	500,000
Berkeley Unified School District GO Series 2009 TRAN,
1.75%, 11/23/10	2,400	2,417,793
California Communities Note Program RB (Tulare County Project) Series 2009A5 TRAN,
2.00%, 6/30/10	6,000	6,014,420
California Communities Note Program RB Series 2009 TRAN,
2.00%, 6/30/10	3,100	3,105,806
California Community College Financing Authority RB Series 2009A TRAN (GO of District),
2.00%, 6/30/10	7,400	7,412,636
California Department of Water Resource Power Supply RB Series 2002C-1 VRDN (Dexia Credit Local LOC),
0.30%, 5/07/10(a)	10,500	10,500,000
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	9,400	9,400,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	3,075	3,075,000
California Department of Water Resources Power Supply RB Series 2005G-2 VRDN (Lloyds Banking Group Plc LOC),
0.31%, 5/07/10(a)	1,000	1,000,000
California Department of Water Resources Power Supply RB Series 2008I-1 VRDN (Allied Irish Bank Plc LOC, Republic of Ireland Guaranty),
0.50%, 5/03/10(a)	4,800	4,800,000
California Educational Facilities Authority GO (Stanford University Project) Series 2009S-3 TECP,
0.40%, 7/14/10	2,800	2,800,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.28%, 5/03/10(a)	3,700	3,700,000
California GO (Daily Kindergarten University Project) Series 2004B-2 VRDN (Citibank N.A. LOC),
0.24%, 5/03/10(a)	6,600	6,600,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
0.35%, 5/07/10(a)(b)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.35%, 5/07/10(a)(b)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.37%, 5/07/10(a)(b)	1,300	1,300,000
California GO Series 2005B-6 VRDN (KBC Bank N.V. LOC),
0.29%, 5/03/10(a)	4,900	4,900,000
California GO SPEARS Series 2007DB-457 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.29%, 5/07/10(a)(b)	2,600	2,600,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002A VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 5/03/10(a)	5,400	5,400,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 5/03/10(a)	3,400	3,400,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2008B VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.50%, 5/03/10(a)	8,070	8,070,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.35%, 5/07/10(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Jewish Community Center Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.25%, 5/03/10(a)	3,530	3,530,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.58%, 5/07/10(a)	3,500	3,500,000
California School Cash Reserve Program Authority RB Series 2009-10A TRAN,
2.50%, 7/01/10	15,000	15,047,326
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.50%, 12/30/10	3,000	3,031,669
California School Cash Reserve Program Authority RB Series 2010E TRAN,
2.50%, 12/30/10	4,900	4,951,726
California Statewide Communities Development Authority COP (Covenant Retirement Communities Project) Series 1992 VRDN (LaSalle National Bank LOC),
0.35%, 5/07/10(a)	11,000	11,000,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.60%, 5/07/10(a)	5,615	5,615,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC),
0.40%, 5/07/10(a)(b)	5,300	5,300,000
California Statewide Communities Development Authority RB (North Peninsula Jewish Campus Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.25%, 5/03/10(a)	6,400	6,400,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A VRDN (Allied Irish Bank Plc LOC, Irish Government Guaranty),
0.55%, 5/07/10(a)	1,900	1,900,000
California Statewide Communities Development Authority Series 2010-9B1 TECP,
0.31%, 5/05/10	2,800	2,800,000
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility),
0.30%, 5/07/10(a)(b)	5,420	5,420,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	7,600	7,600,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	2,400	2,400,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	41

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
East Bay Municipal Utility District Water System Series 2010 TECP:
0.39%, 5/17/10	$4,000	$4,000,000
0.45%, 6/10/10	4,200	4,200,000
0.40%, 7/08/10-7/15/10	11,500	11,500,000
East Bay Municipal Utility District Water Systems RB Series 2010A-1 Mandatory Put Bonds,
0.30%, 12/01/10(a)	10,600	10,600,000
El Dorado Irrigation District & El Dorado Water Agency COP Series 2008A VRDN (Dexia Credit Local LOC),
0.30%, 5/07/10(a)	6,200	6,200,000
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2009 BAN,
2.50%, 5/03/10	4,900	4,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.37%, 5/07/10(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.37%, 5/07/10(a)(b)	21,815	21,815,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	2,600	2,600,000
Los Angeles County Schools RB Series 2009A TRAN (GO of Participants),
2.50%, 6/30/10	4,100	4,111,023
Los Angeles County Schools RB Series 2011F-1 TRAN,
0.02%, 2/28/11	2,900	2,921,779
Los Angeles GO Series 2009A TRAN,
2.50%, 6/30/10	15,000	15,041,563
Los Angeles GO Series 2009 TRAN,
2.50%, 5/28/10	3,200	3,204,812
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	9,000	9,034,813
Los Angeles Unified School District GO Series 2010A COP,
1.00%, 12/01/10	1,400	1,404,338
Metropolitan Water District of Southern California Waterworks RB Series 2001C-1 VRDN (Lloyds TBS Bank Plc SBPA),
0.28%, 5/03/10(a)	5,000	5,000,000
Mount Diablo Unified School District GO Series 2010 TRAN,
2.00%, 10/01/10	2,600	2,616,619
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.33%, 5/07/10(a)	10,000	10,000,000
Orange County Sanitation District COP Series 2009 ROC-RR-II-R-11736 VRDN (Citibank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)	2,400	2,400,000
Orange County Water District COP Series 2009 ROC-RR-II-R-11782-1 VRDN (Citibank N.A. Liquidity Facility),
0.30%, 5/07/10(a)(b)	9,000	9,000,000
Pittsburg Unified School District GO Series 2010 TAN,
2.00%, 2/01/11	1,900	1,915,658
Pleasanton RB (Assisted Living Facilities Financing Project) Series 2005 VRDN (Citibank N.A. LOC),
0.28%, 5/07/10(a)	9,800	9,800,000
Sacramento County Sanitation District Financing Authority RB Municipal Trust Receipts Floaters Series 2008A-SGC-48 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.28%, 5/07/10(a)(b)	9,200	9,200,000
Sacramento County Sanitation District Financing Authority RB Municipal Trust Receipts Floaters Series 2008A-SGC-49 VRDN (FGIC Insurance, Societe Generale LOC),
0.28%, 5/07/10(a)(b)	5,000	5,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009A VRDN (Barclays Bank Plc Liquidity Facility),
0.31%, 5/07/10(a)	700	700,000
San Bernardino TRAN Series 2009 MB,
2.00%, 6/30/10	5,000	5,013,096
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.32%, 5/07/10(a)	6,900	6,900,000
San Francisco City & County Airports Commission RB Series 2009B Mandatory Put Bonds,
0.75%, 9/15/10(a)	4,000	4,000,933
San Francisco City & County Redevelopment Agency RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase & Co. LOC),
0.35%, 5/07/10(a)	5,400	5,400,000
San Francisco County Transportation Series 2009B TECP,
0.30%, 6/15/10	6,250	6,250,000
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	5,000	5,000,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank LOC),
0.26%, 5/07/10(a)	3,200	3,200,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Municipal Guaranty Corp., PB Capital Corp. Liquidity Facility),
0.33%, 5/07/10(a)(b)	4,135	4,135,000
Santa Clara County GO Series 2009 TRAN,
2.00%, 6/30/10	4,300	4,310,542
Santa Clara Unified School District GO Series 2009 TRAN,
1.50%, 6/30/10	2,500	2,504,418
Santa Monica-Malibu Unified School District GO Series 2009 BAN,
2.00%, 7/30/10	2,100	2,107,744
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	2,060	2,060,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 VRDN (Assured Municipal Guaranty Corp., Citigroup Financial Products Liquidity Facility),
0.32%, 5/07/10(a)(b)	5,840	5,840,000

		417,378,714

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 3.0%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 5/07/10(a)	$10,000	$10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Municipal Guaranty Corp., Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),

0.31%, 5/07/10(a)(b)	2,825	2,825,000

		12,825,000

Total Investments (Cost $430,203,714*) — 100.3%		430,203,714
Liabilities in Excess of Other Assets — (0.3)%		(1,391,369)

Net Assets — 100.0%		$428,812,345

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$430,203,714	—	$430,203,714

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	43

Schedule of Investments April 30, 2010 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.3%
Arlington Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
2.25%, 8/20/10	$416	$417,290
Bayport-Blue Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.25%, 6/30/10	1,566	1,567,975
Beekmantown Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 5/07/10	835	835,075
Central Islip Union Free School District GO
Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 9/15/10	1,175	1,178,061
Central Islip Union Free School District GO
Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	4,375	4,380,733
Clarence GO Series 2009 BAN,
1.25%, 7/29/10	850	851,255
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.49%, 5/07/10(a)	2,390	2,390,000
Erie County Fiscal Stability Authority RB Series 2009A BAN,
2.00%, 5/19/10	6,000	6,003,225
Erie County Fiscal Stability Authority RB Series 2009B BAN,
1.25%, 7/30/10	2,155	2,158,605
Grand Island GO Series 2009 BAN,
1.25%, 10/21/10	1,118	1,120,734
Guilderland Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/18/10	2,185	2,187,138
Harborfields Central School District GO Series 2009 TAN,
2.00%, 6/25/10	2,900	2,906,438
Harrison Village GO Series 2009 BAN,
1.25%, 12/23/10	575	576,390
Harrison Village GO Series 2010 BAN,
1.00%, 3/17/11	1,800	1,804,718
Huntington GO (Public Improvement Project) Series 2009 MB,
3.00%, 6/15/10	155	155,479
Hyde Park Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 6/25/10	1,270	1,270,040
Irvington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.75%, 6/18/10	700	700,784
Levittown Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 7/16/10	1,055	1,056,744
Lindenhurst Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 7/08/10	925	926,661
Middletown City School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 8/26/10	2,537	2,543,783
Miller Place Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	815	816,333
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC),
0.29%, 5/07/10(a)	2,215	2,215,000
Mount Sinai Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.75%, 6/30/10	2,000	2,003,590
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. Guaranty, Liquidity Facility),
0.31%, 5/07/10(a)(b)	7,225	7,225,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.29%, 5/07/10(a)	3,975	3,975,000
New York City GO Series 2001A-6 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.24%, 5/03/10(a)	8,290	8,290,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.29%, 5/07/10(a)	4,070	4,070,000
New York City GO Series 2003 ROC-II-R-251A VRDN (Citigroup Global Markets Guaranty, Citigroup Global Markets Liquidity Facility),
0.31%, 5/07/10(a)(b)	6,500	6,500,000
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC),
0.29%, 5/07/10(a)	2,300	2,300,000
New York City GO Series 2006H-2 VRDN (Dexia Credit Local LOC),
0.24%, 5/03/10(a)	2,600	2,600,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)(b)	5,170	5,170,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.24%, 5/03/10(a)	10,800	10,800,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2009L Municipal Put Bonds,
0.40%, 12/15/10(a)	185	185,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2009M Municipal Put Bonds,
0.55%, 10/01/10(a)	1,200	1,200,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 5/07/10(a)	10,000	10,000,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility),
0.33%, 5/07/10(a)(b)	3,900	3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.27%, 5/03/10(a)	12,005	12,005,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.30%, 5/07/10(a)(b)	1,600	1,600,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Bayerische Landesbank Girozentrale SBPA),
0.23%, 5/03/10(a)	5,600	5,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.24%, 5/03/10(a)	6,500	6,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York SBPA),
0.28%, 5/07/10(a)	3,300	3,300,000
New York City Transitional Finance Authority RB Series 2002-2F VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.24%, 5/03/10(a)	9,900	9,900,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America SBPA),
0.23%, 5/03/10(a)	$2,000	$2,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.26%, 5/07/10(a)	1,500	1,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC),
0.27%, 5/07/10(a)	7,295	7,295,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.31%, 5/07/10(a)	8,800	8,800,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility),
0.30%, 5/07/10(a)(b)	2,000	2,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B VRDN (JPMorgan Chase Bank LOC),
0.30%, 5/07/10(a)	5,000	5,000,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.31%, 5/07/10(a)	3,900	3,900,000
New York Power Authority Series 2010-1 TECP,
0.28%, 5/12/10	2,100	2,100,000
Newburgh City School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.25%, 7/30/10	3,725	3,731,900
North Hempstead GO (Public Improvement Project) Series 2009 MB,
2.50%, 6/01/10	480	480,688
North Shore Central School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.25%, 6/23/10	825	825,905
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC),
0.49%, 5/07/10(a)	575	575,000
Peekskill City School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.75%, 8/27/10	876	877,818
Pleasantville Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.25%, 5/04/10	4,500	4,500,287
Port Authority of New York & New Jersey RB (Versatile Structure Obligation Project) Series 1995-3 VRDN (JPMorgan Chase Bank SBPA),
0.26%, 5/03/10(a)	900	900,000
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Liquidity Facility),
0.33%, 5/07/10(a)(b)	1,000	1,000,000
Port Jefferson Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	1,550	1,552,162
Port Washington Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
2.00%, 6/23/10	3,035	3,041,811
Ramapo GO Series 2009 BAN,
1.50%, 12/15/10	775	779,825
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 5/07/10(a)	1,200	1,200,000
Rockland County Industrial Development Agency RB (Dominican College Project) Series 2004A VRDN (TD Bank N.A. LOC),
0.29%, 5/07/10(a)	7,300	7,300,000
Rocky Point Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	900	901,337
Sachem Central School District of Holbrook GO Series 2009 (State Aid Withholding Insurance):
2.50%, 6/23/10	6,600	6,619,577
2.00%, 8/27/10	1,625	1,632,838
Sag Harbor Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.50%, 6/30/10	1,560	1,561,788
Shenendehowa Central School District GO Series 2009 BAN,
1.40%, 6/25/10	1,600	1,600,051
Tarrytown GO Series 2009C BAN,
1.25%, 11/12/10	2,227	2,235,896
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA),
0.33%, 5/07/10(a)	3,900	3,900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.30%, 5/07/10(a)	4,830	4,830,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.30%, 5/07/10(a)	15,340	15,340,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.28%, 5/07/10(a)	5,000	5,000,000
Vestal GO Series 2009 BAN,
1.75%, 5/21/10	2,000	2,000,901
Wallkill Center School District GO Series 2009 BAN,
2.00%, 8/13/10	1,600	1,603,648
Westhampton Beach Union Free School District GO Series 2009 TAN (State Aid Withholding Insurance),
1.25%, 6/30/10	870	870,853

Puerto Rico — 0.4%
Commonwealth of Puerto Rico GO Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 5/03/10(a)	1,000	1,000,000

Total Investments (Cost $256,143,336*) — 99.7%		$256,143,336
Other Assets Less Liabilities — 0.3%		875,100

Net Assets — 100.0%		$257,018,436

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	45

Schedule of Investments (concluded)	New York Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Total Investments.	—	$256,143,336	—	$256,143,336

1	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Statements of Assets and Liabilities

April 30, 2010 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets
Investments at value[1]	$233,173,802	$6,498,946,585	$5,842,350,787	$56,782,820,042	$2,547,980,531
Repurchase agreements at value - affiliated[2]	—	—	—	24,000,000	—
Repurchase agreements at value - unaffiliated[3]	—	5,687,183,000	648,491,000	7,789,417,000	4,504,497,000
Cash	947	683,671	711,221	46,628,065	196
Capital shares sold receivable	—	—	—	1,230,658	—
Interest receivable - unaffiliated	20,556	921,587	1,210,424	11,096,169	42,557
Interest receivable - affiliated	—	—	—	400	—
Receivable from advisor	51	—	—	—	—
Prepaid expenses	34,110	222,463	199,372	1,021,918	158,588

Total assets	233,229,466	12,187,957,306	6,492,962,804	64,656,214,252	7,052,678,872

Liabilities
Investments purchased payable	—	187,794,826	—	598,732,778	—
Management fees payable	26,586	1,658,117	884,740	8,896,944	1,034,007
Officer’s and Trustees’ fees payable	6,768	10,670	11,301	—	1,410
Other affiliates payable	5,787	134,702	76,369	557,944	75,348
Income dividends payable	3,520	166,894	295,212	3,199,627	51,626
Service and distribution fees payable	342	33,504	97,346	650,549	11,714
Capital shares redeemed payable	—	95,347,201	—	102,055,657	—
Other accrued expenses payable	22,734	114,349	149,113	535,018	105,104

Total liabilities	65,737	285,260,263	1,514,081	714,628,517	1,279,209

Net Assets	$233,163,729	$11,902,697,043	$6,491,448,723	$63,941,585,735	$7,051,399,663

Net Assets Consist of
Paid-in capital	$233,135,942	$11,901,863,873	$6,491,036,818	$63,940,684,195	$7,051,206,502
Undistributed (distributions in excess of) net investment income	—	—	454	4,327	—
Accumulated net realized gain	27,787	833,170	411,451	897,213	193,161

Net Assets	$233,163,729	$11,902,697,043	$6,491,448,723	$63,941,585,735	$7,051,399,663

[1] Investments at cost	$233,173,802	$6,498,946,585	$5,842,350,787	$56,782,820,042	$2,547,980,531
[2] Repurchase agreements at cost - affiliated	—	—	—	$24,000,000	—
[3] Repurchase agreements at cost - unaffiliated	—	$5,687,183,000	$648,491,000	$7,789,417,000	$4,504,497,000
See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	47

Statements of Assets and Liabilities (continued)

April 30, 2010 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional
Net assets	$215,024,149	$11,030,529,678	$5,679,551,491	$58,077,263,581	$6,099,381,763
Shares outstanding[4]	214,995,431	11,029,800,343	5,679,070,564	58,075,812,114	6,099,202,947
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net assets	$17,759,556	$581,641,539	$786,991,558	$2,563,747,459	$399,280,149
Shares outstanding[4]	17,761,068	581,557,189	787,051,555	2,564,215,232	399,277,161
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net assets	—	$12,540,671	—	$687,672,493	$239,867,513
Shares outstanding[4]	—	12,539,432	—	687,675,187	239,865,261
Net asset value	—	$1.00	—	$1.00	$1.00
Cash Reserve
Net assets	—	$2,237,811	—	$34,345,195	—
Shares outstanding[4]	—	2,236,467	—	34,342,111	—
Net asset value	—	$1.00	—	$1.00	—
Administration
Net assets	$380,024	$59,379,068	$24,905,674	$1,727,685,204	$36,405,459
Shares outstanding[4]	380,065	59,368,247	24,914,699	1,727,821,805	36,398,737
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Select
Net assets	—	$116,383,882	—	$681,746,203	$197,667,155
Shares outstanding[4]	—	116,375,467	—	681,737,700	197,668,659
Net asset value	—	$1.00	—	$1.00	$1.00
Private Client
Net assets	—	$25,793,578	—	$26,886,905	$1
Shares outstanding[4]	—	25,801,430	—	26,888,961	1
Net asset value	—	$1.00	—	$1.00	$1.00
Premier
Net assets	—	$74,190,816	—	$142,238,695	$78,797,623
Shares outstanding[4]	—	74,185,298	—	142,191,085	78,793,736
Net asset value	—	$1.00	—	$1.00	$1.00

4	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Statements of Assets and Liabilities (continued)

April 30, 2010 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value[1]	$3,130,263,347	$976,855,491	$4,814,470,720	$430,203,714	$256,143,336
Cash	517	—	58,692	10,863	32,552
Interest receivable	—	1,950,687	11,921,809	1,650,658	924,577
Receivable from advisor	11,175	—	—	4	—
Prepaid expenses	74,442	53,570	133,886	30,509	20,933

Total assets	3,130,349,481	978,859,748	4,826,585,107	431,895,748	257,121,398

Liabilities
Bank overdraft	—	39,284	—	—	—
Investments purchased payable	—	6,060,481	—	2,921,779	—
Management fees payable	389,921	150,890	712,948	62,492	35,259
Other affiliates payable	26,154	3,336	53,444	9,055	6,875
Officer’s and Trustees’ fees payable	4,228	6,352	5,967	7,013	6,816
Income dividends payable	1,814	74,359	243,715	47,407	28,207
Service and distribution fees payable	—	19,214	79,015	9,675	4,864
Other accrued expenses payable	59,693	25,459	50,359	25,982	20,941

Total liabilities	481,810	6,379,375	1,145,448	3,083,403	102,962

Net Assets	$3,129,867,671	$972,480,373	$4,825,439,659	$428,812,345	$257,018,436

Net Assets Consist of
Paid-in capital	$3,129,757,331	$972,469,853	$4,825,486,532	$428,780,543	$257,017,057
Undistributed (accumulated) net investment income (loss)	—	10,029	2,309	159	18
Accumulated net realized gain (loss)	110,340	491	(49,182)	31,643	1,361

Net Assets	$3,129,867,671	$972,480,373	$4,825,439,659	$428,812,345	$257,018,436

[1] Investments at cost	$3,130,263,347	$976,855,491	$4,814,470,720	$430,203,714	$256,143,336

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	49

Statements of Assets and Liabilities (concluded)

April 30, 2010 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional
Net assets	$2,732,119,003	$868,708,931	$4,047,743,350	$365,935,498	$225,969,696
Shares outstanding[2]	2,732,075,470	868,698,465	4,047,669,309	365,533,541	225,461,812
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net assets	$252,376,124	$103,771,442	$143,160,786	$23,014,322	$984,024
Shares outstanding[2]	252,347,345	103,742,649	143,170,001	23,006,528	982,702
Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net assets	$49,797,332	—	$53,974,460	$3,459	$3,629,622
Shares outstanding[2]	49,771,741	—	53,984,896	3,454	3,620,409
Net asset value	$1.00	—	$1.00	$1.00	$1.00
Administration
Net assets	$95,575,212	—	$400,923,591	$2,200,357	$12,018,457
Shares outstanding[2]	95,562,775	—	400,886,065	2,198,143	12,000,620
Net asset value	$1.00	—	$1.00	$1.00	$1.00
Select
Net assets	—	—	$23,790,107	$28,720,241	$5,372,943
Shares outstanding[2]	—	—	23,788,216	28,696,105	5,367,108
Net asset value	—	—	$1.00	$1.00	$1.00
Private Client
Net assets	—	—	$5,156,353	$4,581,827	$7,076,947
Shares outstanding[2]	—	—	5,156,245	4,576,891	7,067,531
Net asset value	—	—	$1.00	$1.00	$1.00
Premier
Net assets	—	—	$150,691,012	$4,356,641	$1,966,747
Shares outstanding[2]	—	—	150,651,217	4,348,111	1,963,445
Net asset value	—	—	$1.00	$1.00	$1.00

2	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)	Federal Trust Fund	FedFund	TempCash
Investment Income
Interest	$290,274	$16,769,853	$12,555,565
Interest - affiliated	—	15,712	—

Total investment income	290,274	16,785,565	12,555,565

Expenses
Management	470,321	13,487,922	8,703,777
Service and distribution - class specific	31,622	2,110,605	1,049,616
Professional	16,569	111,156	68,100
Registration	14,902	31,761	22,531
Transfer agent	11,229	260,997	131,144
Officer and Trustees	7,417	61,699	31,954
Custodian	6,137	170,576	96,853
Printing	1,696	36,890	15,934
Miscellaneous	18,504	134,296	76,984

Total expenses	578,397	16,405,902	10,196,893
Less management fees waived	(259,254)	(910,130)	(2,473,223)
Less service and distribution fees waived - class specific	(31,362)	(1,826,280)	(380,941)
Less fees paid indirectly	(107)	(966)	(414)

Total expenses after fees waived and paid indirectly	287,674	13,668,526	7,342,315

Net investment income	2,600	3,117,039	5,213,250

Realized Gain
Net realized gain from:
Investments	13,711	116,297	209,912

Net Increase in Net Assets Resulting from Operations	$16,311	$3,233,336	$5,423,162

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	51

Statements of Operations (continued)

Six Months Ended April 30, 2010 (Unaudited)	TempFund	T-Fund	Treasury Trust Fund
Investment Income
Interest	$99,383,319	$6,855,594	$2,078,977
Interest - affiliated	53,005	—	—

Total investment income	99,436,324	6,855,594	2,078,977

Expenses
Management	58,602,656	8,383,426	4,575,341
Service and distribution - class specific	11,059,095	2,392,190	517,169
Transfer agent	1,053,572	118,666	72,717
Custodian	723,162	101,739	44,089
Professional	437,494	66,282	42,088
Officer and Trustees	239,182	31,288	19,457
Printing	198,987	18,904	8,863
Registration	36,487	27,995	15,352
Miscellaneous	528,381	91,532	54,530

Total expenses	72,879,016	11,232,022	5,349,606
Less management fees waived	(2,286,033)	(2,280,874)	(2,753,120)
Less service and distribution fees waived - class specific	(7,097,358)	(2,380,074)	(517,167)
Less fees paid indirectly	(3,099)	(602)	(342)

Total expenses after fees waived and paid indirectly	63,492,526	6,570,472	2,078,977

Net investment income (loss)	35,943,798	285,122	—

Realized Gain
Net realized gain from:
investments	695,049	69,341	92,716

Net Increase in Net Assets Resulting from Operations	$36,638,847	$354,463	$92,716

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Statements of Operations (concluded)

Six Months Ended April 30, 2010 (Unaudited)	MuniCash	MuniFund	California Money Fund	New York Money Fund
Investment Income
Interest	$1,932,149	$7,862,395	$867,054	$527,145

Total investment income	1,932,149	7,862,395	867,054	527,145

Expenses
Management	1,796,887	6,283,338	933,065	626,105
Service and distribution - class specific	153,328	1,226,636	222,857	76,695
Registration	23,282	35,145	9,900	6,199
Professional	20,172	48,237	17,651	16,217
Transfer agent	20,043	93,780	21,632	12,929
Custodian	15,444	60,837	8,410	6,283
Officer and Trustees	9,223	24,194	7,960	7,270
Printing	2,387	15,226	3,331	1,517
Miscellaneous	13,112	62,610	9,277	8,620

Total expenses	2,053,878	7,850,003	1,234,083	761,835
Less management fees waived	(866,197)	(1,804,211)	(513,409)	(351,158)
Less service and distribution fees waived - class specific	(47,192)	(700,003)	(169,499)	(58,687)
Less fees paid indirectly	(125)	(414)	(181)	(61)

Total expenses after fees waived and paid indirectly	1,140,364	5,345,375	550,994	351,929

Net investment income	791,785	2,517,020	316,060	175,216

Realized Gain
Net realized gain from:
investments	276	33,974	29,696	—

Net Increase in Net Assets Resulting from Operations	$792,061	$2,550,994	$345,756	$175,216

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	53

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income	$2,600	$1,924,970	$3,117,039	$59,418,900
Net realized gain	13,711	59,582	116,297	1,413,012

Net increase in net assets resulting from operations	16,311	1,984,552	3,233,336	60,831,912

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,600)	(1,464,210)	(3,116,869)	(56,052,866)
Dollar	—	(460,760)	(113)	(2,511,532)
Cash Management	—	—	(3)	(30,599)
Cash Reserve	—	—	—	(7,223)
Administration	—	(1)	(11)	(441,718)
Select	—	—	(23)	(119,776)
Premier Choice	—	—	—	(2)
Private Client	—	—	(5)	(129,741)
Premier	—	—	(15)	(125,435)
Net realized gain:
Institutional	(110,111)	(71,468)	(469,767)	(178,575)
Dollar	(6,329)	(4,961)	(25,877)	(9,815)
Cash Management	—	—	(932)	(339)
Cash Reserve	—	—	(139)	(53)
Administration	(36)	(17)	(3,194)	(1,247)
Select	—	—	(6,486)	(2,516)
Private Client	—	—	(1,376)	(514)
Premier	—	—	(3,427)	(1,149)

Decrease in net assets resulting from dividends and distributions to shareholders	(119,076)	(2,001,417)	(3,628,237)	(59,613,100)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(161,553,560)	(88,621,877)	(3,264,223,239)	3,192,452,292

Net Assets
Total increase (decrease) in net assets	(161,656,325)	(88,638,742)	(3,264,618,140)	3,193,671,104
Beginning of period	394,820,054	483,458,796	15,167,315,183	11,973,644,079

End of period	$233,163,729	$394,820,054	$11,902,697,043	$15,167,315,183

Undistributed net investment income	—	—	—	—

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

TempCash		TempFund		T-Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
$5,213,250	$76,515,418	$35,943,798	$546,361,021	$285,122	$16,811,498
209,912	1,701,898	695,049	6,422,427	69,341	996,391

5,423,162	78,217,316	36,638,847	552,783,448	354,463	17,807,889

(5,199,992)	(69,387,835)	(35,729,515)	(479,147,712)	(260,439)	(16,367,180)
(150)	(6,701,404)	(549)	(40,174,944)	(9,737)	(218,510)
—	(307)	(176)	(4,961,922)	(5,575)	(39,262)
—	—	(7)	(55,813)	—	—
(12,654)	(425,873)	(209,048)	(16,978,640)	(1,012)	(22,913)
—	—	(140)	(2,857,507)	(5,854)	(90,344)
—	—	—	(4)	—	—
—	—	(5)	(583,205)	—	(154)
—	—	(31)	(1,601,245)	(2,505)	(73,135)
—	—	(259,663)	—	(458,624)	(634,869)
(53,960)	—	(12,589)	—	(22,862)	(38,204)
(6,780)	—	(3,085)	—	(22,644)	(50,534)
—	—	(151)	—	—	—
(381)	—	(7,610)	—	(2,442)	(4,196)
—	—	(3,206)	—	(15,284)	(25,185)
—	—	(122)	—	—	(26)
—	—	(712)	—	(7,025)	(11,885)

(5,273,917)	(76,515,419)	(36,226,609)	(546,360,992)	(814,003)	(17,576,397)

(1,430,891,857)	785,448,828	(2,579,372,896)	11,438,624,904	112,655,699	(13,453,341,070)

(1,430,742,612)	787,150,725	(2,578,960,658)	11,445,047,360	112,196,159	(13,453,109,578)
7,922,191,335	7,135,040,610	66,520,546,393	55,075,499,033	6,939,203,504	20,392,313,082

$6,491,448,723	$7,922,191,335	$63,941,585,735	$66,520,546,393	$7,051,399,663	$6,939,203,504

$454	—	$4,327	—	—	—

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	55

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations
Net investment income (loss)	$—	$5,893,750	$791,785	$4,468,373
Net realized gain (loss)	92,716	343,681	276	421

Net increase in net assets resulting from operations	92,716	6,237,431	792,061	4,468,794

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(5,569,194)	(791,615)	(3,979,073)
Dollar	—	(195,708)	(172)	(489,299)
Cash Management	—	(7,999)	—	—
Administration	—	(120,848)	—	—
Select	—	—	—	—
Premier Choice	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—
Net realized gain:
Institutional	(330,469)	(887,982)	—	—
Dollar	(13,378)	(30,465)	—	—
Cash Management	(3,144)	(13,423)	—	—
Administration	(9,657)	(35,648)	—	—
Select	—	—	—	—
Private Client	—	—	—	—
Premier	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(356,648)	(6,861,267)	(791,787)	(4,468,372)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,387,716,278)	(3,127,527,154)	(44,056,321)	466,849,376

Net Assets
Total increase (decrease) in net assets	(1,387,980,210)	(3,128,150,990)	(44,056,047)	466,849,798
Beginning of period	4,517,847,881	7,645,998,871	1,016,536,420	549,686,622

End of period	$3,129,867,671	$4,517,847,881	$972,480,373	$1,016,536,420

Undistributed (distributions in excess of) net investment income	—	—	$10,029	$10,031

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

MuniFund		California Money Fund		New York Money Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
$2,517,020	$26,255,868	$316,060	$22,561,831	$175,216	$1,890,118
33,974	(959)	29,696	198,255	—	19,487

2,550,994	26,254,909	345,756	22,760,086	175,216	1,909,605

(2,418,832)	(21,193,503)	(315,323)	(2,702,502)	(173,368)	(1,780,026)
(27)	(873,007)	(4)	(26,657)	—	(17,162)
(11)	(274,351)	—	(25)	(1)	(20,917)
(98,113)	(3,390,953)	(725)	(9,649)	(1,845)	(49,193)
(6)	(23,612)	(7)	(18,487)	(1)	(3,072)
—	(2)	—	(1)	—	(2)
(1)	(56,335)	(1)	(17,725)	(1)	(15,764)
(27)	(444,103)	(1)	(11,135)	—	(3,982)
—	—	(3,537)	—	(1,761)	—
—	—	(157)	—	(6)	—
—	—	—	—	(51)	—
—	—	(26)	—	(63)	—
—	—	(306)	—	(16)	—
—	—	(39)	—	(33)	—
—	—	(49)	—	(12)	—

(2,517,017)	(26,255,866)	(320,175)	(2,786,181)	(177,158)	(1,890,118)

(638,359,870)	1,615,035,011	(103,793,071)	(230,312,371)	(137,651,986)	(60,255,124)

(638,325,893)	1,615,034,054	(103,767,490)	(230,209,152)	(137,653,928)	(60,235,637)
5,463,765,552	3,848,731,498	532,579,835	762,788,987	394,672,364	454,908,001

$4,825,439,659	$5,463,765,552	$428,812,345	$532,579,835	$257,018,436	$394,672,364

$2,309	$2,306	$159	$160	$18	$18

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	57

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0043	0.0283	0.0503	0.0459	0.0263
Net realized gain	0.0003	0.0002	—	—	—	—

Net increase from investment operations	0.0003	0.0045	0.0283	0.0503	0.0459	0.0263

Dividends and distributions from:
Net investment income	—	(0.0043)	(0.0283)	(0.0503)	(0.0459)	(0.0263)
Net realized gain	(0.0003)	(0.0002)	—	—	—	—

Total dividends and distributions	(0.0003)	(0.0045)	(0.0283)	(0.0503)	(0.0459)	(0.0263)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%[2]	0.45%	2.86%	5.15%	4.68%	2.67%

Ratios to Average Net Assets
Total expenses	0.31%[3]	0.33%	0.30%	0.32%	0.36%	0.38%

Total expenses after fees waived and paid indirectly	0.16%[3]	0.23%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.00%[3]	0.47%	2.88%	5.02%	4.56%	2.68%

Supplemental Data
Net assets, end of period (000)	$215,024	$374,728	$314,886	$331,909	$105,242	$110,741

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	Federal Trust Fund

	Dollar						Administration
	Six Months Ended April 30, 2010	Year Ended October 31,					Six Months Ended April 30, 2010 (Unaudited)	Period April 24, 2009[4] to October 31, 2009	Period November 1, 2007 to August 12, 2008[4]	Period June 1, 2007[5] to October 31, 2007
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0026	0.0258	0.0478	0.0434	0.0238	—	0.0002	0.0232	0.0201
Net realized gain	0.0003	0.0002	—	—	—	—	0.0003	0.0002	—	—

Net increase in investment operations	0.0003	0.0028	0.0258	0.0478	0.0434	0.0238	0.0003	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	—	(0.0026)	(0.0258)	(0.0478)	(0.0434)	(0.0238)	—	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0003)	(0.0002)	—	—	—	—	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0003)	(0.0028)	(0.0258)	(0.0478)	(0.0434)	(0.0238)	(0.0003)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%[2]	0.28%	2.61%	4.89%	4.42%	2.41%	0.06%[2]	0.03%[2]	2.34%[2]	2.01%[2]

Ratios to Average Net Assets
Total expenses	0.56%[3]	0.58%	0.56%	0.57%	0.60%	0.63%	0.44%[3]	0.43%[3]	0.39%[3]	0.40%[3]

Total expenses after fees waived and paid indirectly	0.17%[3]	0.43%	0.45%	0.45%	0.45%	0.45%	0.17%[3]	0.25%[3]	0.30%[3]	0.30%[3]

Net investment income	0.00%[3]	0.30%	2.34%	4.77%	4.34%	2.55%	0.00%[3]	0.00%[3]	3.15%[3]	4.88%[3]

Supplemental Data
Net assets, end of period (000)	$17,760	$19,993	$168,573	$43,013	$37,625	$18,857	$380	$99	—	$33,680

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

5	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	59

Financial Highlights (continued)	FedFund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0042	0.0289	0.0507	0.0463	0.0269
Dividends from net investment income	(0.0003)	(0.0042)	(0.0289)	(0.0507)	(0.0463)	(0.0269)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%[2]	0.42%	2.93%	5.19%	4.73%	2.73%

Ratios to Average Net Assets
Total expenses	0.21%[3]	0.23%	0.22%	0.27%	0.28%	0.29%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.22%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.05%[3]	0.39%	2.74%	5.04%	4.64%	2.73%

Supplemental Data
Net assets, end of period (000)	$11,030,530	$13,937,909	$10,300,496	$4,583,892	$2,417,594	$2,320,001

	Dollar						Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,					Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Period August 12, 2008[4] to October 31, 2008
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0022	0.0264	0.0482	0.0438	0.0244	0.0000	0.0012	0.0032
Dividends from net investment income	(0.0000)	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0000)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.22%	2.68%	4.93%	4.47%	2.47%	0.00%[2]	0.12%	0.32%[2]

Ratios to Average Net Assets
Total expenses	0.46%[3]	0.48%	0.48%	0.52%	0.53%	0.54%	0.71%[3]	0.73%	0.72%[3]

Total expenses after fees waived and paid indirectly	0.25%[3]	0.43%	0.45%	0.45%	0.45%	0.45%	0.25%[3]	0.51%	0.69%[3]

Net investment income	0.00%[3]	0.23%	2.50%	4.83%	4.46%	2.49%	0.00%[3]	0.12%	1.45%[3]

Supplemental Data
Net assets, end of period (000)	$581,642	$778,298	$1,148,784	$683,594	$415,040	$372,460	$12,541	$26,633	$25,057

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	FedFund

	Cash Reserve
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0016	0.0250	0.0467	0.0423	0.0229
Dividends from net investment income	(0.0000)	(0.0016)	(0.0250)	(0.0467)	(0.0423)	(0.0229)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.16%	2.52%	4.78%	4.31%	2.32%

Ratios to Average Net Assets
Total expenses	0.61%[3]	0.63%	0.63%	0.66%	0.68%	0.70%

Total expenses after fees waived and paid indirectly	0.25%[3]	0.48%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.00%[3]	0.16%	2.18%	4.61%	4.26%	1.94%

Supplemental Data
Net assets, end of period (000)	$2,238	$4,046	$4,336	$1,183	$1,082	$1,547

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,				Period November 10, 2004[4] to October 31, 2005[5]
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0032	0.0280	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0000)	(0.0032)	(0.0280)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%[2]	0.32%	2.83%	5.09%	4.63%	1.10%[2]

Ratios to Average Net Assets
Total expenses	0.31%[3]	0.33%	0.32%	0.38%	0.38%	0.39%[3]

Total expenses after fees waived and paid indirectly	0.25%[3]	0.32%	0.30%	0.30%	0.30%	0.30%[3]

Net investment income	0.00%[3]	0.34%	2.51%	4.97%	4.67%	2.63%[3]

Supplemental Data
Net assets, end of period (000)	$59,379	$111,129	$134,241	$41,411	$83,069	$43,480

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Commencement of operations.

5	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	61

Financial Highlights (continued)	FedFund

	Select
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0209	0.0427	0.0383	0.0189
Dividends from net investment income	(0.0000)	(0.0007)	(0.0209)	(0.0427)	(0.0383)	(0.0189)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.07%	2.11%	4.36%	3.90%	1.91%

Ratios to Average Net Assets
Total expenses	1.06%[3]	1.08%	1.07%	1.12%	1.13%	1.09%

Total expenses after fees waived and paid indirectly	0.25%[3]	0.56%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.06%	2.03%	4.24%	3.86%	2.14%

Supplemental Data
Net assets, end of period (000)	$116,384	$181,556	$166,590	$98,752	$52,420	$47,205

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0013	0.0241	0.0462	0.0423	0.0229
Dividends from net investment income	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0229)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.13%	2.44%	4.72%	4.31%	2.32%

Ratios to Average Net Assets
Total expenses	1.06%[3]	1.08%	1.07%	1.12%	1.13%	1.14%

Total expenses after fees waived and paid indirectly	0.25%[3]	0.55%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.00%[3]	0.18%	2.59%	4.58%	4.25%	2.59%

Supplemental Data
Net assets, end of period (000)	$25,794	$41,179	$102,147	$768,612	$295,307	$241,913

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	FedFund

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0013	0.0241	0.0462	0.0423	0.0227
Dividends from net investment income	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)	(0.0227)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.13%	2.44%	4.72%	4.31%	2.30%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.83%	0.82%	0.87%	0.88%	0.89%

Total expenses after fees waived and paid indirectly	0.25%[3]	0.53%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.00%[3]	0.11%	2.47%	4.60%	4.15%	2.84%

Supplemental Data
Net assets, end of period (000)	$74,191	$86,563	$91,990	$93,867	$48,396	$86,126

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	63

Financial Highlights (continued)	TempCash

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0090	0.0336	0.0521	0.0471	0.0278
Dividends from net investment income	(0.0008)	(0.0090)	(0.0336)	(0.0521)	(0.0471)	(0.0278)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.28%[2]	0.90%	3.42%	5.34%	4.82%	2.82%

Ratios to Average Net Assets
Total expenses	0.25%[3]	0.27%	0.22%	0.24%	0.23%	0.24%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.21%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.16%[3]	0.85%	3.46%	5.22%	4.79%	2.88%

Supplemental Data
Net assets, end of period (000)	$5,679,551	$6,992,221	$6,073,793	$11,420,516	$9,769,075	$11,576,987

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0065	0.0313	0.0496	0.0446	0.0253
Dividends from net investment income	(0.0000)	(0.0065)	(0.0313)	(0.0496)	(0.0446)	(0.0253)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%[2]	0.65%	3.16%	5.08%	4.56%	2.56%

Ratios to Average Net Assets
Total expenses	0.50%[3]	0.52%	0.48%	0.49%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.34%[3]	0.46%	0.44%	0.43%	0.43%	0.43%

Net investment income	0.00%[3]	0.67%	3.07%	4.96%	4.50%	2.63%

Supplemental Data
Net assets, end of period (000)	$786,992	$879,332	$1,011,158	$1,004,425	$826,331	$595,873

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	TempCash

	Administration
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Period November 30, 2007 to October 31, 2008[5]	Period November 1, 2006 to September 24, 2007[6]	Period November 15, 2005[4] to October 31, 2006[7]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0080	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0003)	(0.0080)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.18%[2]	0.80%	1.70%[2]	3.92%[2]	3.04%[2]

Ratios to Average Net Assets
Total expenses	0.35%[3]	0.37%	0.33%[3]	0.34%[3]	0.34%[3]

Total expenses after fees waived and paid indirectly	0.28%[3]	0.31%	0.28%[3]	0.28%[3]	0.28%[3]

Net investment income	0.06%[3]	0.78%	2.51%[3]	5.12%[3]	5.01%[3]

Supplemental Data
Net assets, end of period (000)	$24,906	$50,638	$50,014	—	$25,461

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Commencement of operations.

5	There were no Administration Shares outstanding during the period November 1, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

6	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007 or the period September 25, 2007 to October 31, 2007.

7	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	65

Financial Highlights (continued)	TempFund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0086	0.0338	0.0521	0.0470	0.0276
Dividends from net investment income	(0.0006)	(0.0086)	(0.0338)	(0.0521)	(0.0470)	(0.0276)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.24%[2]	0.87%	3.43%	5.33%	4.81%	2.80%

Ratios to Average Net Assets
Total expenses	0.19%[3]	0.21%	0.19%	0.20%	0.20%	0.21%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.21%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.12%[3]	0.83%	3.33%	5.22%	4.78%	2.78%

Supplemental Data
Net assets, end of period (000)	$58,077,264	$58,792,099	$43,874,587	$50,720,755	$25,788,255	$20,229,031

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0062	0.0313	0.0496	0.0445	0.0252
Dividends from net investment income	(0.0000)	(0.0062)	(0.0313)	(0.0496)	(0.0445)	(0.0252)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%[2]	0.62%	3.18%	5.07%	4.55%	2.54%

Ratios to Average Net Assets
Total expenses	0.44%[3]	0.46%	0.44%	0.45%	0.45%	0.46%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.45%	0.43%	0.43%	0.43%	0.43%

Net investment income	0.00%[3]	0.68%	3.14%	4.95%	4.44%	2.57%

Supplemental Data
Net assets, end of period (000)	$2,563,747	$3,788,512	$6,546,254	$6,310,899	$4,971,729	$4,212,168

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	TempFund

		Cash Management
		Six Months Ended April 30, 2010	Year Ended October 31,
		(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income		0.0000	0.0045	0.0288	0.0471	0.0420	0.0227
Dividends from net investment income		(0.0000)	(0.0045)	(0.0288)	(0.0471)	(0.0420)	(0.0227)

Net asset value, end of period		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value		0.01%[2]	0.45%	2.92%	4.81%	4.28%	2.29%

Ratios to Average Net Assets
Total expenses		0.69%[3]	0.71%	0.69%	0.70%	0.70%	0.71%

Total expenses after fees waived and paid indirectly		0.30%[3]	0.62%	0.68%	0.68%	0.68%	0.68%

Net investment income		0.01%[3]	0.48%	2.77%	4.71%	4.24%	2.38%

Supplemental Data
Net assets, end of period (000)		$687,672	$835,930	$1,155,402	$724,122	$358,944	$282,475

	Cash Reserve
	Six Months Ended April 30, 2010	Year Ended October 31,				Period October 4, 2005[4] to October 31, 2005	Period November 1, 2003 to December 15, 2003[4]
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0051	0.0298	0.0481	0.0430	0.0025	0.0007
Dividends from net investment income	(0.0000)	(0.0051)	(0.0298)	(0.0481)	(0.0430)	(0.0025)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.51%	3.02%	4.92%	4.39%	0.24%[2]	0.07%[2]

Ratios to Average Net Assets
Total expenses	0.59%[3]	0.61%	0.59%	0.60%	0.61%	0.62%[3]	0.60%[3]

Total expenses after fees waived and paid indirectly	0.30%[3]	0.54%	0.58%	0.58%	0.58%	0.58%[3]	0.58%[3]

Net investment income	0.00%[3]	0.45%	3.09%	4.80%	4.38%	3.34%[3]	0.54%[3]

Supplemental Data
Net assets, end of period (000)	$34,345	$16,312	$10,398	$12,090	$17,173	$3,723	$—

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	There were no Cash Reverse Shares outstanding during the period December 16, 2003 to October 3, 2005.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	67

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0076	0.0328	0.0511	0.0460	0.0267
Dividends from net investment income	(0.0001)	(0.0076)	(0.0328)	(0.0511)	(0.0460)	(0.0267)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%[2]	0.76%	3.33%	5.23%	4.70%	2.70%

Ratios to Average Net Assets
Total expenses	0.29%[3]	0.31%	0.29%	0.30%	0.30%	0.31%

Total expenses after fees waived and paid indirectly	0.28%[3]	0.31%	0.28%	0.28%	0.28%	0.28%

Net investment income	0.02%[3]	0.75%	3.25%	5.11%	4.65%	2.71%

Supplemental Data
Net assets, end of period (000)	$1,727,685	$2,007,285	$2,079,257	$1,842,566	$1,763,132	$1,261,354

	Select
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0031	0.0256	0.0439	0.0388	0.0195
Dividends from net investment income	(0.0000)	(0.0031)	(0.0256)	(0.0439)	(0.0388)	(0.0195)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.31%	2.59%	4.48%	3.95%	1.96%

Ratios to Average Net Assets
Total expenses	1.04%[3]	1.06%	1.04%	1.05%	1.05%	1.03%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.77%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.32%	2.56%	4.39%	3.89%	2.25%

Supplemental Data
Net assets, end of period (000)	$681,746	$829,031	$922,457	$888,584	$810,613	$706,592

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	TempFund

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0045	0.0288	0.0473	0.0428	0.0235
Dividends from net investment income	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)	(0.0235)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.45%	2.92%	4.84%	4.37%	2.37%

Ratios to Average Net Assets
Total expenses	1.04%[3]	1.07%	1.04%	1.05%	1.05%	1.06%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.66%	0.68%	0.65%	0.60%	0.60%

Net investment income	0.00%[3]	0.65%	3.03%	4.73%	4.32%	2.57%

Supplemental Data
Net assets, end of period (000)	$26,887	$30,502	$148,322	$1,566,346	$1,479,708	$1,018,935

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,				Period March 2, 2005[4] to October 31, 2005
	(Unaudited)	2009	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0045	0.0288	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.45%	2.92%	4.84%	4.37%	1.80%[2]

Ratios to Average Net Assets
Total expenses	0.79%[3]	0.81%	0.79%	0.80%	0.80%	0.81%[3]

Total expenses after fees waived and paid indirectly	0.30%[3]	0.64%	0.68%	0.66%	0.60%	0.60%[3]

Net investment income	0.00%[3]	0.50%	2.99%	4.73%	4.29%	2.93%[3]

Supplemental Data
Net assets, end of period (000)	$142,239	$220,876	$338,821	$509,731	$395,943	$321,636

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	69

Financial Highlights (continued)	T-Fund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0012	0.0224	0.0493	0.0456	0.0260
Net realized gain	0.0001	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0013	0.0224	0.0493	0.0456	0.0260

Dividends and distributions from:
Net investment income	—	(0.0012)	(0.0224)	0.0493	0.0456	0.0260
Net realized gain	(0.0001)	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0013)	(0.0224)	(0.0493)	(0.0456)	(0.0260)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%[2]	0.13%	2.26%	5.05%	4.65%	2.63%

Ratios to Average Net Assets
Total expenses	0.22%[3]	0.25%	0.22%	0.25%	0.26%	0.28%

Total expenses after fees waived and paid indirectly	0.16%[3]	0.23%	0.21%	0.20%	0.20%	0.20%

Net investment income	0.01%[3]	0.17%	2.01%	4.88%	4.57%	2.66%

Supplemental Data
Net assets, end of period (000)	$6,099,382	$5,753,138	$18,422,915	$6,280,213	$2,906,319	$2,958,524

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0002	0.0199	0.0468	0.0431	0.0235
Net realized gain	0.0001	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0003	0.0199	0.0468	0.0431	0.0235

Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0199)	(0.0468)	(0.0431)	(0.0235)
Net realized gain	(0.0001)	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0199)	(0.0468)	(0.0431)	(0.0235)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.03%	2.00%	4.79%	4.39%	2.37%

Ratios to Average Net Assets
Total expenses	0.47%[3]	0.50%	0.47%	0.51%	0.51%	0.53%

Total expenses after fees waived and paid indirectly	0.17%[3]	0.36%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.01%[3]	0.04%	2.13%	4.69%	4.32%	2.43%

Supplemental Data
Net assets, end of period (000)	$399,280	$339,493	$973,576	$775,904	$691,792	$728,168

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0001	0.0174	0.0443	0.0406	0.0210
Net realized gain	0.0001	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0002	0.0174	0.0443	0.0406	0.0210

Dividends and distributions from:
Net investment income	—	(0.0001)	(0.0174)	(0.0443)	(0.0406)	(0.0210)
Net realized gain	(0.0001)	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0174)	(0.0443)	(0.0406)	(0.0210)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.02%	1.75%	4.53%	4.13%	2.12%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.74%	0.72%	0.75%	0.77%	0.78%

Total expenses after fees waived and paid indirectly	0.17%[3]	0.34%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.01%	1.78%	4.42%	4.25%	2.21%

Supplemental Data
Net assets, end of period (000)	$239,868	$470,609	$543,153	$552,059	$364,515	$126,531

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0005	0.0214	0.0484	0.0446	0.0250
Net realized gain	0.0001	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0006	0.0214	0.0484	0.0446	0.0250

Dividends and distributions from:
Net investment income	—	(0.0005)	(0.0214)	(0.0484)	(0.0446)	(0.0250)
Net realized gain	(0.0001)	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0006)	(0.0214)	(0.0484)	(0.0446)	(0.0250)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.06%	2.16%	4.94%	4.55%	2.53%

Ratios to Average Net Assets
Total expenses	0.32%[3]	0.34%	0.31%	0.35%	0.37%	0.37%

Total expenses after fees waived and paid indirectly	0.17%[3]	0.29%	0.29%	0.30%	0.30%	0.30%

Net investment income	0.02%[3]	0.06%	2.30%	4.77%	4.47%	2.98%

Supplemental Data
Net assets, end of period (000)	$36,405	$38,571	$44,215	$83,990	$15,574	$19,832

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	71

Financial Highlights (continued)	T-Fund

	Select
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Period February 28, 2008[1] to October 31, 2008[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	—	0.0003	0.0061
Net realized gain	0.0001	0.0001	—

Net increase from investment operations	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0061)
Net realized gain	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.02%[3]	0.04%	0.61%[3]

Ratios to Average Net Assets
Total expenses	1.07%[4]	1.10%	1.07%[4]

Total expenses after fees waived and paid indirectly	0.17%[4]	0.32%	0.91%[4]

Net investment income	0.01%[4]	0.03%	0.66%[4]

Supplemental Data
Net assets, end of period (000)	$197,667	$233,098	$218,773

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,		Period October 9, 2007[1] to October 31, 2007
	(Unaudited)	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0003	0.0176	0.0025
Net realized gain	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.02%[3]	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	1.07%[4]	1.09%	1.07%	1.09%[4]

Total expenses after fees waived and paid indirectly	0.17%[4]	0.32%	0.68%	0.68%[4]

Net investment income	0.00%[4]	0.05%	2.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$— [5]	$— [5]	$460	$1

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	T-Fund

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,		Period October 9, 2007[1] to October 31, 2007
	(Unaudited)	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0003	0.0176	0.0025
Net realized gain	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.02%[3]	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	0.82%[4]	0.85%	0.82%	0.84%[4]

Total expenses after fees waived and paid indirectly	0.17%[4]	0.33%	0.68%	0.68%[4]

Net investment income	0.00%[4]	0.05%	1.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$78,798	$104,295	$189,222	$1

1	Commencement of operations.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

5	Net assets end of period are less than $500.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	73

Financial Highlights (continued)	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0009	0.0199	0.0458	0.0431	0.0244
Net realized gain	0.0001	0.0002	—	—	—	—

Net increase from investment operations	0.0001	0.0011	0.0199	0.0458	0.0431	0.0244

Dividends and distributions from:
Net investment income	—	(0.0009)	(0.0199)	(0.0458)	(0.0431)	(0.0244)
Net realized gain	(0.0001)	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0001)	(0.0011)	(0.0199)	(0.0458)	(0.0431)	(0.0244)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%[2]	0.11%	2.01%	4.68%	4.39%	2.47%

Ratios to Average Net Assets
Total expenses	0.24%[3]	0.26%	0.24%	0.29%	0.31%	0.31%

Total expenses after fees waived and paid indirectly	0.10%[3]	0.23%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.00%[3]	0.13%	1.73%	4.38%	4.32%	2.43%

Supplemental Data
Net assets, end of period (000)	$2,732,108	$4,229,992	$6,669,302	$2,370,308	$882,971	$806,381

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0003	0.0174	0.0433	0.0406	0.0219
Net realized gain	0.0001	0.0002	—	—	—	—

Net increase from investment operations	0.0001	0.0005	0.0174	0.0433	0.0406	0.0219

Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0174)	(0.0433)	(0.0406)	(0.0219)
Net realized gain	(0.0001)	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0001)	(0.0005)	(0.0174)	(0.0433)	(0.0406)	(0.0219)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.05%	1.75%	4.42%	4.14%	2.21%

Ratios to Average Net Assets
Total expenses	0.49%[3]	0.51%	0.49%	0.55%	0.56%	0.56%

Total expenses after fees waived and paid indirectly	0.10%[3]	0.36%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.08%	1.39%	4.36%	4.06%	2.09%

Supplemental Data
Net assets, end of period (000)	$252,376	$107,483	$632,855	$173,312	$205,317	$206,999

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,				Period November 17, 2004[4] to October 31, 2005
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0001	0.0149	0.0408	0.0381	0.0190
Net realized gain	0.0001	0.0002	—	—	—	—

Net increase from investment operations	0.0001	0.0003	0.0149	0.0408	0.0381	0.0190

Dividends and distributions from:
Net investment income	—	(0.0001)	(0.0149)	(0.0408)	(0.0381)	(0.0190)
Net realized gain	(0.0001)	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0149)	(0.0408)	(0.0381)	(0.0190)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.03%	1.50%	4.16%	3.88%	1.92%[2]

Ratios to Average Net Assets
Total expenses	0.74%[3]	0.76%	0.73%	0.80%	0.80%	0.81%[3]

Total expenses after fees waived and paid indirectly	0.10%[3]	0.35%	0.70%	0.70%	0.70%	0.70%[3]

Net investment income	0.01%[3]	0.01%	1.34%	4.10%	3.72%	1.58%[3]

Supplemental Data
Net assets, end of period (000)	$49,797	$42,613	$109,531	$54,373	$50,437	$21,929

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.0005	0.0189	0.0448	0.0421	0.0234
Net realized gain	0.0001	0.0002	—	—	—	—

Net increase from investment operations	0.0001	0.0007	0.0189	0.0448	0.0421	0.0234

Dividends and distributions from:
Net investment income	—	(0.0005)	(0.0189)	(0.0448)	(0.0421)	(0.0234)
Net realized gain	(0.0001)	(0.0002)	(0.0000)	—	—	—

Total dividends and distributions	(0.0001)	(0.0007)	(0.0189)	(0.0448)	(0.0421)	(0.0234)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.08%	1.90%	4.57%	4.29%	2.37%

Ratios to Average Net Assets
Total expenses	0.34%[3]	0.36%	0.34%	0.40%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.10%[3]	0.27%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.00%[3]	0.08%	1.79%	4.49%	4.16%	2.36%

Supplemental Data
Net assets, end of period (000)	$95,575	$137,760	$234,311	$96,955	$113,067	$154,211

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	There were no Cash Management Shares outstanding during the period November 1, 2004 to November 16, 2004.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	75

Financial Highlights (continued)	MuniCash

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0076	0.0266	0.0353	0.0318	0.0206
Dividends from net investment income	(0.0009)	(0.0076)	(0.0266)	(0.0353)	(0.0318)	(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.33%[2]	0.76%	2.68%	3.59%	3.23%	2.09%

Ratios to Average Net Assets
Total expenses	0.37%[3]	0.42%	0.38%	0.36%	0.36%	0.34%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.24%	0.17%	0.20%	0.20%	0.19%

Net investment income	0.17%[3]	0.70%	2.72%	3.54%	3.12%	2.04%

Supplemental Data
Net assets, end of period (000)	$868,709	$881,869	$459,835	$919,878	$1,232,427	$2,181,441

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0051	0.0241	0.0328	0.0293	0.0181
Dividends from net investment income	(0.0000)	(0.0051)	(0.0241)	(0.0328)	(0.0293)	(0.0181)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.11%[2]	0.51%	2.42%	3.33%	2.97%	1.83%

Ratios to Average Net Assets
Total expenses	0.62%[3]	0.67%	0.63%	0.61%	0.61%	0.59%

Total expenses after fees waived and paid indirectly	0.37%[3]	0.49%	0.42%	0.45%	0.45%	0.44%

Net investment income	0.00%[3]	0.46%	2.37%	3.28%	2.93%	1.79%

Supplemental Data
Net assets, end of period (000)	$103,771	$134,668	$89,851	$85,628	$91,505	$59,321

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	MuniFund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0063	0.0254	0.0349	0.0312	0.0199
Dividends from net investment income	(0.0006)	(0.0063)	(0.0254)	(0.0349)	(0.0312)	(0.0199)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.24%[2]	0.63%	2.56%	3.55%	3.17%	2.01%

Ratios to Average Net Assets
Total expenses	0.27%[3]	0.30%	0.29%	0.33%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.23%	0.20%	0.20%	0.20%	0.19%

Net investment income	0.13%[3]	0.57%	2.46%	3.49%	3.10%	2.02%

Supplemental Data
Net assets, end of period (000)	$4,047,743	$4,233,114	$2,834,406	$2,316,504	$1,420,560	$2,135,257

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0039	0.0229	0.0324	0.0287	0.0174
Dividends from net investment income	(0.0000)	(0.0039)	(0.0229)	(0.0324)	(0.0287)	(0.0174)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%[2]	0.39%	2.30%	3.29%	2.91%	1.76%

Ratios to Average Net Assets
Total expenses	0.52%[3]	0.55%	0.54%	0.58%	0.58%	0.58%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.47%	0.45%	0.45%	0.45%	0.44%

Net investment income	0.00%[3]	0.38%	2.21%	3.23%	2.87%	1.75%

Supplemental Data
Net assets, end of period (000)	$143,161	$188,188	$135,168	$147,606	$96,853	$84,763

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	77

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0022	0.0204	0.0299	0.0262	0.0149
Dividends from net investment income	(0.0000)	(0.0022)	(0.0204)	(0.0299)	(0.0262)	(0.0149)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.22%	2.05%	3.03%	2.65%	1.51%

Ratios to Average Net Assets
Total expenses	0.77%[3]	0.81%	0.79%	0.83%	0.83%	0.83%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.66%	0.70%	0.70%	0.70%	0.69%

Net investment income	0.00%[3]	0.26%	1.92%	2.98%	2.65%	1.58%

Supplemental Data
Net assets, end of period (000)	$53,974	$75,347	$132,115	$40,620	$41,699	$35,774

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0053	0.0244	0.0339	0.0302	0.0189
Dividends from net investment income	(0.0002)	(0.0053)	(0.0244)	(0.0339)	(0.0302)	(0.0189)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%[2]	0.53%	2.46%	3.44%	3.07%	1.91%

Ratios to Average Net Assets
Total expenses	0.37%[3]	0.40%	0.39%	0.43%	0.43%	0.43%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.33%	0.30%	0.30%	0.30%	0.29%

Net investment income	0.03%[3]	0.49%	2.35%	3.39%	3.01%	1.90%

Supplemental Data
Net assets, end of period (000)	$400,924	$777,416	$557,300	$389,468	$371,211	$516,607

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0009	0.0173	0.0269	0.0232	0.0119
Dividends from net investment income	(0.0000)	(0.0009)	(0.0173)	(0.0269)	(0.0232)	(0.0119)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.09%	1.74%	2.72%	2.35%	1.20%

Ratios to Average Net Assets
Total expenses	1.13%[3]	1.15%	1.14%	1.18%	1.18%	1.13%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.77%	1.00%	1.00%	1.00%	0.99%

Net investment income	0.00%[3]	0.07%	1.70%	2.68%	2.32%	1.15%

Supplemental Data
Net assets, end of period (000)	$23,790	$30,169	$25,432	$38,401	$31,467	$24,225

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0023	0.0206	0.0303	0.0272	0.0155
Dividends from net investment income	(0.0000)	(0.0023)	(0.0206)	(0.0303)	(0.0272)	(0.0155)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.23%	2.07%	3.08%	2.76%	1.56%

Ratios to Average Net Assets
Total expenses	1.13%[3]	1.16%	1.14%	1.18%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.66%	0.68%	0.65%	0.60%	0.62%

Net investment income	0.00%[3]	0.30%	1.95%	3.03%	2.75%	1.64%

Supplemental Data
Net assets, end of period (000)	$5,156	$5,575	$29,315	$293,358	$252,344	$161,860

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	79

Financial Highlights (continued)	MuniFund

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,				Period March 2, 20051 to October 31, 2005
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0023	0.0206	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0000)	(0.0023)	(0.0206)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.02%[3]	0.23%	2.07%	3.08%	2.76%	1.21%[3]

Ratios to Average Net Assets
Total expenses	0.87%[4]	0.90%	0.89%	0.93%	0.93%	0.93%[4]

Total expenses after fees waived and paid indirectly	0.33%[4]	0.64%	0.68%	0.66%	0.60%	0.59%[4]

Net investment income	0.00%[4]	0.25%	2.04%	3.03%	2.72%	1.88%[4]

Supplemental Data
Net assets, end of period (000)	$150,691	$153,956	$134,994	$264,304	$160,053	$126,455

1	Commencement of operations.

2	Where applicable, total investment returns include the reinvestment of dividends and distributions.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	California Money Fund

	Institutional						Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,					Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	0.0008	0.0042	0.0216	0.0341	0.0308	0.0197	0.0000	0.0020	0.0191	0.0316	0.0283	0.0172
Dividends from net investment income	(0.0008)	(0.0042)	(0.0216)	(0.0341)	(0.0308)	(0.0197)	(0.0000)	(0.0020)	(0.0191)	(0.0316)	(0.0283)	(0.0172)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.19%[2]	0.43%	2.18%	3.46%	3.13%	1.99%	0.02%[2]	0.20%	1.92%	3.20%	2.87%	1.74%

Ratios to Average Net Assets
Total expenses	0.41%[3]	0.44%	0.40%	0.40%	0.40%	0.41%	0.66%[3]	0.69%	0.65%	0.65%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.24%	0.20%	0.20%	0.20%	0.20%	0.35%[3]	0.47%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.15%[3]	0.44%	2.14%	3.40%	3.13%	2.00%	0.00%[3]	0.19%	2.25%	3.16%	2.86%	1.84%

Supplemental Data
Net assets, end of period (000)	$365,935	$459,650	$669,672	$778,621	$860,859	$593,417	$23,014	$18,147	$9,421	$47,235	$40,850	$26,293

	Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0166	0.0291	0.0258	0.0147
Dividends from net investment income	(0.0000)	(0.0008)	(0.0166)	(0.0291)	(0.0258)	(0.0147)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.08%	1.67%	2.95%	2.61%	1.48%

Ratios to Average Net Assets
Total expenses	0.89%[3]	0.93%	0.89%	0.90%	0.90%	0.91%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.64%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.07%[3]	0.18%	1.93%	2.92%	2.70%	1.50%

Supplemental Data
Net assets, end of period (000)	$3	$10	$63	$21,289	$10,122	$205

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	81

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0033	0.0206	0.0331	0.0298	0.0187
Dividends from net investment income	(0.0003)	(0.0033)	(0.0206)	(0.0331)	(0.0298)	(0.0187)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.10%[2]	0.33%	2.08%	3.36%	3.02%	1.89%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.54%	0.50%	0.50%	0.50%	0.51%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.34%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.05%[3]	0.34%	2.20%	3.31%	2.99%	1.98%

Supplemental Data
Net assets, end of period (000)	$2,200	$2,676	$2,418	$6,971	$5,013	$3,898

	Select
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0004	0.0136	0.0261	0.0228	0.0117
Dividends from net investment income	(0.0000)	(0.0004)	(0.0136)	(0.0261)	(0.0228)	(0.0117)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.04%	1.37%	2.64%	2.31%	1.18%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.29%	1.25%	1.25%	1.25%	1.21%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.62%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.04%	1.36%	2.61%	2.31%	1.27%

Supplemental Data
Net assets, end of period (000)	$28,720	$40,601	$43,261	$35,563	$33,556	$15,777

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	California Money Fund

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0168	0.0296	0.0268	0.0152
Dividends from net investment income	(0.0000)	(0.0008)	(0.0168)	(0.0296)	(0.0268)	(0.0152)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.08%	1.69%	2.99%	2.72%	1.54%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.29%	1.24%	1.25%	1.25%	1.26%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.61%	0.68%	0.65%	0.60%	0.64%

Net investment income	0.00%[3]	0.11%	1.59%	2.95%	2.71%	1.62%

Supplemental Data
Net assets, end of period (000)	$4,582	$5,403	$24,422	$196,002	$203,719	$127,509

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0008	0.0168	0.0295	0.0268	0.0154
Dividends from net investment income	(0.0000)	(0.0008)	(0.0168)	(0.0295)	(0.0268)	(0.0154)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.08%	1.69%	2.99%	2.72%	1.55%

Ratios to Average Net Assets
Total expenses	1.01%[3]	1.04%	1.00%	1.00%	1.00%	1.01%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.63%	0.68%	0.66%	0.60%	0.60%

Net investment income	0.00%[3]	0.08%	1.86%	2.94%	2.70%	1.90%

Supplemental Data
Net assets, end of period (000)	$4,357	$6,093	$13,530	$45,924	$13,822	$15,778

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	83

Financial Highlights (continued)	New York Money Fund

	Institutional
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0044	0.0227	0.0346	0.0314	0.0197
Dividends from net investment income	(0.0006)	(0.0044)	(0.0227)	(0.0346)	(0.0314)	(0.0197)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.15%[2]	0.44%	2.28%	3.51%	3.18%	1.99%

Ratios to Average Net Assets
Total expenses	0.41%[3]	0.45%	0.40%	0.41%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.24%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.12%[3]	0.44%	2.16%	3.45%	3.14%	1.98%

Supplemental Data
Net assets, end of period (000)	$225,970	$361,353	$391,793	$357,803	$313,842	$271,454

	Dollar
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0024	0.0201	0.0323	0.0289	0.0172
Dividends from net investment income	(0.0000)	(0.0024)	(0.0201)	(0.0323)	(0.0289)	(0.0172)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.24%	2.03%	3.26%	2.93%	1.74%

Ratios to Average Net Assets
Total expenses	0.66%[3]	0.70%	0.66%	0.66%	0.66%	0.66%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.47%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.29%	2.02%	3.21%	2.88%	1.67%

Supplemental Data
Net assets, end of period (000)	$984	$869	$5,024	$6,514	$6,362	$5,515

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Six Months Ended April 30, 2010	Year Ended October 31,				Period March 3, 2005[4] to October 31, 2005
	(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0010	0.0176	0.0296	0.0264	0.0114
Dividends from net investment income	(0.0000)	(0.0010)	(0.0176)	(0.0296)	(0.0264)	(0.0114)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.10%	1.77%	3.00%	2.67%	1.14%[2]

Ratios to Average Net Assets
Total expenses	0.91%[3]	0.95%	0.91%	0.91%	0.91%	0.91%[3]

Total expenses after fees waived and paid indirectly	0.32%[3]	0.65%	0.70%	0.70%	0.70%	0.70%[3]

Net investment income	0.00%[3]	0.15%	1.70%	2.96%	2.70%	1.80%[3]

Supplemental Data
Net assets, end of period (000)	$3,630	$6,968	$20,066	$15,062	$9,398	$3,585

	Administration
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0034	0.0216	0.0336	0.0304	0.0187
Dividends from net investment income	(0.0001)	(0.0034)	(0.0216)	(0.0336)	(0.0304)	(0.0187)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%[2]	0.34%	2.18%	3.41%	3.08%	1.89%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.55%	0.51%	0.51%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.34%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.03%[3]	0.36%	2.18%	3.35%	3.04%	1.84%

Supplemental Data
Net assets, end of period (000)	$12,018	$11,997	$15,587	$13,158	$16,125	$16,394

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

4	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	85

Financial Highlights (continued)	New York Money Fund

	Select
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0146	0.0266	0.0234	0.0117
Dividends from net investment income	(0.0000)	(0.0005)	(0.0146)	(0.0266)	(0.0234)	(0.0117)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.05%	1.47%	2.69%	2.36%	1.18%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.30%	1.25%	1.26%	1.26%	1.21%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.65%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.06%	1.40%	2.66%	2.33%	1.35%

Supplemental Data
Net assets, end of period (000)	$5,373	$4,512	$6,173	$6,255	$2,686	$3,831

	Private Client
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0011	0.0178	0.0300	0.0274	0.0152
Dividends from net investment income	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0152)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.11%	1.79%	3.05%	2.77%	1.54%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.30%	1.25%	1.26%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.60%	0.68%	0.66%	0.60%	0.64%

Net investment income	0.00%[3]	0.14%	1.68%	3.00%	2.75%	1.58%

Supplemental Data
Net assets, end of period (000)	$7,077	$6,556	$13,877	$175,446	$138,323	$111,739

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Financial Highlights (concluded)	New York Money Fund

	Premier
	Six Months Ended April 30, 2010	Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0011	0.0178	0.0300	0.0274	0.0154
Dividends from net investment income	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)	(0.0154)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.11%	1.79%	3.05%	2.77%	1.56%

Ratios to Average Net Assets
Total expenses	1.01%[3]	1.05%	1.01%	1.01%	1.01%	1.02%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.58%	0.68%	0.68%	0.60%	0.61%

Net investment income	0.00%[3]	0.11%	2.18%	3.01%	2.72%	1.82%

Supplemental Data
Net assets, end of period (000)	$1,967	$2,418	$2,387	$14,221	$8,339	$5,774

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	87

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust’s ten Series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively the “Funds”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of April 30, 2010, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.
The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Certain Funds may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US Federal tax returns remains open for the four years ended October 31, 2009. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements which will require additional disclosure about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, is currently being assessed.

Bank Overdraft: As of April 30, 2010, Municash recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance results in fees charged by the custodian which are included in custodian in the Statements of Operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”)and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the owernship structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC“), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust. PFPC Trust Company (”PTC“), an indirect, wholly owned subsidiary of PNC, is the Trust’s custodian and PNC Global Investment Servicing (U.S.) Inc. (”PNCGIS“), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator.

The Trust entered into a management agreement with BIMC under which BIMC provides certain advisory, administration and accounting services to the Funds. Pursuant to the sub-administration agreement with PNCGIS, PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and certain expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**

.150% of the next $1 billion*	.150% of the next $1 billion**

.125% of the next $1 billion*	.125% of the next $1 billion**

.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**

.095% of the next $1 billion*

.090% of the next $1 billion*

.085% of the next $1 billion*

.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund

Management Fee	.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

TempFund

Management Fee	.350% of the first $1 billion.

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund

Management Fee	.375% of the first $1 billion

.350% of the next $1 billion

.325% of the next $1 billion

.300% of amounts in excess of $3 billion.

Until March 1, 2011, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.10%	—
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	89

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2011 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively.

BIMC and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. BIMC and BRIL may discontinue the voluntary waiver at any time.

For the six months ended April 30, 2010, the following tables show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Service and Distribution Fees		Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$31,528	$—	$—	$94	$—	—	$—	$—	$31,622
FedFund	915,831	53,461	6,881	37,633	705,652	—	150,372	240,775	2,110,605
TempCash	1,028,778	—	—	20,838	—	—	—	—	1,049,616
TempFund	3,762,083	2,413,600	72,222	930,044	3,247,022	—	121,764	512,360	11,059,095
T-Fund	464,395	648,487	—	18,760	959,470	—	—	301,078	2,392,190
Treasury Trust Fund	346,341	113,445	—	57,383	—	—	—	—	517,169
MuniCash	153,328	—	—	—	—	—	—	—	153,328
MuniFund	186,060	153,884	—	294,398	124,653	—	21,525	446,116	1,226,636
California Money Fund	28,431	12	—	1,420	154,599	—	21,276	17,119	222,857
New York Money Fund	1,271	15,918	—	6,332	17,391	—	29,607	6,176	76,695

Service and Distribution Fees Waived		Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$31,273	$—	$—	$89	$—	—	$—	$—	$31,362
FedFund	730,876	47,908	6,002	17,662	663,285	—	141,296	219,251	1,826,280
TempCash	380,941	—	—	—	—	—	—	—	380,941
TempFund	1,922,798	1,826,224	50,285	5,441	2,780,941	—	104,358	407,311	7,097,358
T-Fund	459,469	645,712	—	18,286	956,591	—	—	300,016	2,380,074
Treasury Trust Fund	346,339	113,445	—	57,383	—	—	—	—	517,167
MuniCash	47,192	—	—	—	—	—	—	—	47,192
MuniFund	91,719	114,939	—	15,952	106,466	—	18,342	352,585	700,003
California Money Fund	11,271	8	—	26	127,746	—	17,529	12,919	169,499
New York Money Fund	670	12,207	—	523	14,943	—	25,387	4,957	58,687

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

Pursuant to the transfer agent agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Funds. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

The Funds may receive earnings credits related to cash balances in accounts maintained with PNCGIS which are included in the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse BIMC for compensation paid to the Trust’s Chief Compliance Officer.

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Notes to Financial Statements (continued)

3. Capital Loss Carryforward

As of October 31, 2009, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2016	2017	Total
MuniFund	$3,654	$70,373	$74,027

4. Concentration, Market and Credit Risk:

The California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risks, or the risk that an entity with which the Funds have unsettled or open transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Federal Trust Fund
Institutional
Shares sold	615,663,365	984,269,254
Shares issued in reinvestment of dividends and distributions	42,998	805,733

Total issued	615,706,363	985,074,987
Shares redeemed	(775,352,127)	(925,203,681)

Net increase (decrease)	(159,645,764)	59,871,306

Dollar
Shares sold	54,523,164	287,760,996
Shares issued in reinvestment of dividends	4	—

Total issued	54,523,168	287,760,996
Shares redeemed	(56,711,742)	(436,353,466)

Net decrease	(2,188,574)	(148,592,470)

Administration
Shares sold	365,085	117,736 *
Shares issued in reinvestment of dividends and distributions	36	17 *

Total issued	365,121	117,753
Shares redeemed	(84,343)	(18,466)*

Net increase	280,778	99,287

FedFund
Institutional
Shares sold	55,598,718,969	110,693,447,799
Shares issued in reinvestment of dividends	1,918,085	31,925,180

Total issued	55,600,637,054	110,725,372,979
Shares redeemed	(58,507,653,864)	(107,089,142,444)

Net increase (decrease)	(2,907,016,810)	3,636,230,535

Dollar
Shares sold	5,056,341,289	17,470,415,110
Shares issued in reinvestment of dividends	370	47,925

Total issued	5,056,341,659	17,470,463,035
Shares redeemed	(5,252,978,840)	(17,840,859,830)

Net decrease	(196,637,181)	(370,396,795)

Cash Management
Shares sold	1,901,259	2,055,257
Shares redeemed	(15,993,133)	(481,136)

Net increase (decrease)	(14,091,874)	1,574,121

*	Period ended October 31, 2009.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	91

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
FedFund (concluded)
Cash Reserve
Shares sold	723,982	25,924,161
Shares issued in reinvestment of dividends	139	7,271

Total issued	724,121	25,931,432
Shares redeemed	(2,532,264)	(26,223,567)

Net decrease	(1,808,143)	(292,135)

Administration
Shares sold	177,326,715	268,601,152
Shares issued in reinvestment of dividends	1,795	169,567

Total issued	177,328,510	268,770,719
Shares redeemed	(229,076,026)	(291,906,738)

Net decrease	(51,747,516)	(23,136,019)

Select
Shares sold	111,796,319	399,206,808
Shares issued in reinvestment of dividends	6,509	125,201

Total issued	111,802,828	399,332,009
Shares redeemed	(176,970,076)	(384,393,842)

Net increase (decrease)	(65,167,248)	14,938,167

Premier Choice
Shares sold	—	2
Total issued	—	2
Shares redeemed	—	(2,303)

Net decrease	—	(2,301)

Private Client
Shares sold	9,509,911	64,539,423
Shares issued in reinvestment of dividends	1,381	132,974

Total issued	9,511,292	64,672,397
Shares redeemed	(24,896,096)	(125,675,219)

Net decrease	(15,384,804)	(61,002,822)

Premier
Shares sold	132,674,886	517,263,397
Shares issued in reinvestment of dividends	3,442	129,086

Total issued	132,678,328	517,392,483
Shares redeemed	(145,047,991)	(522,852,942)

Net decrease	(12,369,663)	(5,460,459)

TempCash
Institutional
Shares sold	29,212,530,537	78,439,530,022
Shares issued in reinvestment of dividends	2,633,851	30,630,738

Total issued	29,215,164,388	78,470,160,760
Shares redeemed	(30,527,966,152)	(77,552,711,167)

Net increase (decrease)	(1,312,801,764)	917,449,593

Dollar
Shares sold	327,140,691	840,330,945
Shares issued in reinvestment of dividends	5,606	5,727,072

Total issued	327,146,297	846,058,017
Shares redeemed	(419,503,057)	(978,591,665)

Net decrease	(92,356,760)	(132,533,648)

Cash Management
Shares sold	—	478,587
Shares issued in reinvestment of dividends	—	294

Total issued	—	478,881
Shares redeemed	—	(553,753)

Net decrease	—	(74,872)

Administration
Shares sold	11,604,721	17,870,932
Shares issued in reinvestment of dividends	13,022	425,786

Total issued	11,617,743	18,296,718
Shares redeemed	(37,351,076)	(17,688,963)

Net increase (decrease)	(25,733,333)	607,755

TempFund
Institutional
Shares sold	252,130,495,164	489,959,199,414
Shares issued in reinvestment of dividends	15,944,347	258,968,113

Total issued	252,146,439,511	490,218,167,527
Shares redeemed	(252,861,640,588)	(475,299,852,929)

Net increase (decrease)	(715,201,077)	14,918,314,598

Dollar
Shares sold	19,947,942,150	54,879,841,800
Shares issued in reinvestment of dividends	621	1,414,566

Total issued	19,947,942,771	54,881,256,366
Shares redeemed	(21,172,727,030)	(57,643,242,895)

Net decrease	(1,224,784,259)	(2,761,986,529)

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
TempFund (concluded)
Cash Management
Shares sold	2,283,761,904	3,430,987,932
Shares issued in reinvestment of dividends	2,362	2,237,252

Total issued	2,283,764,266	3,433,225,184
Shares redeemed	(2,432,028,704)	(3,753,010,052)

Net decrease	(148,264,438)	(319,784,868)

Cash Reserve
Shares sold	24,523,711	11,243,844
Shares issued in reinvestment of dividends	127	23,600

Total issued	24,523,838	11,267,444
Shares redeemed	(6,491,094)	(5,388,104)

Net increase	18,032,744	5,879,340

Administration
Shares sold	774,634,588	3,705,268,799
Shares issued in reinvestment of dividends	40,482	3,274,869

Total issued	774,675,070	3,708,543,668
Shares redeemed	(1,054,287,440)	(3,781,567,310)

Net decrease	(279,612,370)	(73,023,642)

Select
Shares sold	252,114,987	469,598,919
Shares issued in reinvestment of dividends	3,327	2,910,051

Total issued	252,118,314	472,508,970
Shares redeemed	(399,408,186)	(566,588,989)

Net decrease	(147,289,872)	(94,080,019)

Premier Choice
Shares issued in reinvestment of dividends	—	4

Total issued	—	4
Shares redeemed	—	(2,038)

Net decrease	—	(2,034)

Private Client
Shares sold	15,932,865	60,671,469
Shares issued in reinvestment of dividends	123	592,933

Total issued	15,932,988	61,264,402
Shares redeemed	(19,547,800)	(179,729,951)

Net decrease	(3,614,812)	(118,465,549)

Premier
Shares sold	136,409,225	554,000,983
Shares issued in reinvestment of dividends	743	1,623,543

Total issued	136,409,968	555,624,526
Shares redeemed	(215,048,780)	(673,850,919)

Net decrease	(78,638,812)	(118,226,393)

T-Fund
Institutional
Shares sold	24,596,951,591	50,946,396,159
Shares issued in reinvestment of dividends and distributions	321,121	9,038,228

Total issued	24,597,272,712	50,955,434,387
Shares redeemed	(24,250,630,232)	(63,625,498,901)

Net increase (decrease)	346,642,480	(12,670,064,514)

Dollar
Shares sold	1,907,603,949	3,799,231,462
Shares issued in reinvestment of dividends and distributions	871	8,790

Total issued	1,907,604,820	3,799,240,252
Shares redeemed	(1,847,798,312)	(4,433,208,460)

Net increase (decrease)	59,806,508	(633,968,208)

Cash Management
Shares sold	610,227,218	947,483,646
Shares issued in reinvestment of dividends and distributions	1,391	3,152

Total issued	610,228,609	947,486,798
Shares redeemed	(840,950,371)	(1,020,064,697)

Net decrease	(230,721,762)	(72,577,899)

Administration
Shares sold	318,299,110	682,402,354
Shares issued in reinvestment of dividends and distributions	3,015	23,292

Total issued	318,302,125	682,425,646
Shares redeemed	(320,465,232)	(688,080,568)

Net decrease	(2,163,107)	(5,654,922)

Select
Shares sold	170,590,193	371,527,664
Shares issued in reinvestment of dividends and distributions	21,138	116,058

Total issued	170,611,331	371,643,722
Shares redeemed	(206,028,533)	(357,326,821)

Net increase (decrease)	(35,417,202)	14,316,901

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	93

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
T-Fund (concluded)
Premier Choice
Shares redeemed	—	(513)

Net decrease	—	(513)

Private Client
Shares sold	—	158,238
Shares issued in reinvestment of dividends and distributions	—	183

Total issued	—	158,421
Shares redeemed	(14)	(618,754)

Net decrease	(14)	(460,333)

Premier
Shares sold	85,433,923	402,518,353
Shares issued in reinvestment of dividends and distributions	9,530	85,761

Total issued	85,443,453	402,604,114
Shares redeemed	(110,934,657)	(487,535,696)

Net decrease	(25,491,204)	(84,931,582)

Treasury Trust Fund
Institutional
Shares sold	6,584,390,194	13,281,681,809
Shares issued in reinvestment of dividends and distributions	208,564	2,930,304

Total issued	6,584,598,758	13,284,612,113
Shares redeemed	(8,082,226,789)	(15,723,328,803)

Net decrease	(1,497,628,031)	(2,438,716,690)

Dollar
Shares sold	719,701,770	897,587,030
Shares issued in reinvestment of dividends and distributions	8,697	98,427

Total issued	719,710,467	897,685,457
Shares redeemed	(574,808,058)	(1,423,051,001)

Net increase (decrease)	144,902,409	(525,365,544)

Cash Management
Shares sold	84,883,621	127,066,983
Shares issued in reinvestment of dividends and distributions	579	2,857

Total issued	84,884,200	127,069,840
Shares redeemed	(77,697,979)	(193,989,105)

Net increase (decrease)	7,186,221	(66,919,265)

Administration
Shares sold	47,752,571	136,864,251
Shares issued in reinvestment of dividends and distributions	1,434	14,425

Total issued	47,754,005	136,878,676
Shares redeemed	(89,930,882)	(233,404,331)

Net decrease	(42,176,877)	(96,525,655)

MuniCash
Institutional
Shares sold	3,409,827,479	3,065,914,758
Shares issued in reinvestment of dividends	263,433	639,942

Total issued	3,410,090,912	3,066,554,700
Shares redeemed	(3,423,250,927)	(2,644,524,179)

Net increase (decrease)	(13,160,015)	422,030,521

Dollar
Shares sold	290,109,162	476,869,570
Shares issued in reinvestment of dividends	157	429,142

Total issued	290,109,319	477,298,712
Shares redeemed	(321,005,625)	(432,479,857)

Net increase (decrease)	(30,896,306)	44,818,855

MuniFund
Institutional
Shares sold	9,785,536,188	17,527,939,882
Shares issued in reinvestment of dividends	1,203,413	11,041,369

Total issued	9,786,739,601	17,538,981,251
Shares redeemed	(9,972,137,999)	(16,140,356,236)

Net increase (decrease)	(185,398,398)	1,398,625,015

Dollar
Shares sold	409,299,638	1,487,407,112
Shares issued in reinvestment of dividends	—	5,028

Total issued	409,299,638	1,487,412,140
Shares redeemed	(454,328,242)	(1,434,387,645)

Net increase (decrease)	(45,028,604)	53,024,495

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
MuniFund (concluded)
Cash Management
Shares sold	34,913,712	108,671,984
Shares issued in reinvestment of dividends	1	28,421

Total issued	34,913,713	108,700,405
Shares redeemed	(56,286,736)	(165,465,429)

Net decrease	(21,373,023)	(56,765,024)

Administration
Shares sold	534,525,040	1,123,800,795
Shares redeemed	(911,021,002)	(903,681,284)

Net increase (decrease)	(376,495,962)	220,119,511

Select
Shares sold	36,650,715	73,763,803
Shares issued in reinvestment of dividends	5	24,380

Total issued	36,650,720	73,788,183
Shares redeemed	(43,030,109)	(69,051,024)

Net increase (decrease)	(6,379,389)	4,737,159

Premier Choice
Shares issued in reinvestment of dividends	—	2
Shares redeemed	—	(2,322)

Net decrease	—	(2,320)

Private Client
Shares sold	1,419,872	49,879,124
Shares issued in reinvestment of dividends	1	57,468

Total issued	1,419,873	49,936,592
Shares redeemed	(1,838,673)	(73,604,132)

Net decrease	(418,800)	(23,667,540)

Premier
Shares sold	182,257,801	426,480,568
Shares issued in reinvestment of dividends	27	449,354

Total issued	182,257,828	426,929,922
Shares redeemed.	(185,523,522)	(407,966,207)

Net increase (decrease)	(3,265,694)	18,963,715

California Money Fund
Institutional
Shares sold	819,114,070	3,224,218,705
Shares issued in reinvestment of dividends	66,975	334,966

Total issued	819,181,045	3,224,553,671
Shares redeemed	(912,924,541)	(3,434,762,779)

Net decrease	(93,743,496)	(210,209,108)

Dollar
Shares sold	53,740,495	168,729,228
Shares issued in reinvestment of dividends	59	12,362

Total issued	53,740,554	168,741,590
Shares redeemed	(48,874,964)	(160,008,233)

Net increase	4,865,590	8,733,357

Cash Management
Shares sold	3,219	64,946
Shares issued in reinvestment of dividends	—	25

Total issued	3,219	64,971
Shares redeemed	(9,541)	(118,520)

Net decrease	(6,322)	(53,549)

Administration
Shares sold	2,391,572	3,812,223
Shares redeemed	(2,867,478)	(3,554,410)

Net increase (decrease)	(475,906)	257,813

Select
Shares sold	18,938,995	60,301,019
Shares issued in reinvestment of dividends	312	19,211

Total issued	18,939,307	60,320,230
Shares redeemed	(30,821,717)	(62,986,485)

Net decrease	(11,882,410)	(2,666,255)

Premier Choice
Shares issued in reinvestment of dividends	—	1

Total issued	—	1
Shares redeemed	—	(2,154)

Net decrease	—	(2,153)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	95

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
California Money Fund (concluded)
Private Client
Shares sold	1,352,696	25,376,726
Shares issued in reinvestment of dividends	40	18,344

Total issued	1,352,736	25,395,070
Shares redeemed	(2,166,492)	(44,333,968)

Net decrease	(813,756)	(18,938,898)

Premier
Shares sold	7,562,890	65,960,200
Shares issued in reinvestment of dividends	50	11,477

Total issued	7,562,940	65,971,677
Shares redeemed	(9,299,711)	(73,405,255)

Net decrease	(1,736,771)	(7,433,578)

New York Money Fund
Institutional
Shares sold	733,159,990	1,847,526,694
Shares issued in reinvestment of dividends	39,221	331,356

Total issued	733,199,211	1,847,858,050
Shares redeemed	(868,591,063)	(1,878,324,045)

Net decrease	(135,391,852)	(30,465,995)

Dollar
Shares sold	821,588	18,106,622
Shares issued in reinvestment of dividends	5	17,162

Total issued	821,593	18,123,784
Shares redeemed	(705,406)	(22,273,230)

Net increase (decrease)	116,187	(4,149,446)

Cash Management
Shares sold	13,611,088	23,635,274
Shares redeemed	(16,946,851)	(36,733,888)

Net decrease	(3,335,763)	(13,098,614)

Administration
Shares sold	4,198,730	12,598,067
Shares redeemed	(4,177,206)	(16,188,394)

Net increase (decrease)	21,524	(3,590,327)

Select
Shares sold	9,397,310	13,179,439
Shares issued in reinvestment of dividends	17	3,199

Total issued	9,397,327	13,182,638
Shares redeemed	(8,536,838)	(14,843,480)

Net increase (decrease)	860,489	(1,660,842)

Premier Choice
Shares issued in reinvestment of dividends	—	2

Total issued	—	2
Shares redeemed	—	(2,257)

Net decrease	—	(2,255)

Private Client
Shares sold	2,687,025	24,383,220
Shares issued in reinvestment of dividends	34	16,171

Total issued	2,687,059	24,399,391
Shares redeemed	(2,158,730)	(31,721,580)

Net increase (decrease)	528,329	(7,322,189)

Premier
Shares sold	2,059,822	10,419,285
Shares issued in reinvestment of dividends	12	4,053

Total issued	2,059,834	10,423,338
Shares redeemed	(2,510,734)	(10,388,794)

Net increase (decrease)	(450,900)	34,544

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

96	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

David O. Beim, Trustee

Dick S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chairman of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Anne F. Ackerley, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Brian Schmidt, Vice President

Christopher Stavrakos, CFA, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard B. Surloff, Secretary

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Sub-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Funds

100 Bellevue Parkway LLP

Wilmington, DE 19809

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010	97

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for
e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained, upon request, by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s at website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

98	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2010

[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-SA-001/2010

100

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a) –		The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Liquidity Funds

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: June 28, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 28, 2010